UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2781
                                   ----------

                              TEMPLETON FUNDS, INC.
                             ----------------------
              (Exact name of registrant as specified in charter)


             500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 8/31/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS


                                                                 AUGUST 31, 2003
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PHOTO

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ANNUAL REPORT AND SHAREHOLDER LETTER                                      GLOBAL
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                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
TEMPLETON WORLD FUND                                   FASTER VIA EMAIL?

                                                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
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                                   ARCH PHOTO

                                   [GRAPHIC]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                      Franklin o Templeton o Mutual Series




FRANKLIN TEMPLETON INVESTMENTS

Gain From Our Perspective

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE
Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION
Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST
At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.




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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS  | SEPARATE ACCOUNTS
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BUILDING ART

Not part of the annual report



                                      Contents

Shareholder Letter ......................   1

Annual Report

Templeton World Fund ....................   3

Performance Summary .....................   6

Financial Highlights &
Statement of Investments ................  10

Financial Statements ....................  20

Notes to Financial Statements ...........  23

Independent Auditors' Report ............  29

Tax Designation .........................  30

Board Members and Officers ..............  31

Proxy Voting Policies and Procedures ....  36

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Annual Report

TEMPLETON WORLD FUND

Your Fund's Goal and Primary Investments: Templeton World Fund seeks long-term capital growth. Under normal market conditions, the Fund invests mainly in the equity securities of companies located anywhere in the world, including emerging markets.

[BEGIN SIDEBAR]
                                   [GRAPHIC]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Geographic Distribution
Based on Total Net Assets as of 8/31/03

Europe                                       31.4%
Asia                                         27.0%
North America                                24.7%
Australia & New Zealand                       3.4%
Latin-America                                 2.3%
Middle East & Africa                          0.8%
Short-Term Investments & Other Net Assets    10.4%
[END SIDEBAR]


We are pleased to bring you Templeton World Fund's annual report for the fiscal year ended August 31, 2003.

Performance Overview

For the 12 months under review, Templeton World Fund - Class A delivered a 12.27% cumulative total return, as shown in the Performance Summary beginning on page 6. The Fund - Class A outperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index, which posted an 11.48% total return for the same period.1

Economic and Market Overview

In the first half of 2003, gross domestic product growth accelerated in the U.S. and many emerging market economies; however, it lagged in Japan and the 12-nation euro zone mainly because of structural issues, including restrictive labor practices that have limited the ability of companies in those countries to lay off workers to control costs, and the relative weakening of the U.S. dollar versus the euro, which has made European imports into the U.S. less competitive. As the year progressed, investors appeared to downplay employment numbers and sluggish euro-zone growth predictions, and instead seemed to focus on stronger-than-expected earnings reports and corporate optimism for the second half of 2003.

Although investor pessimism seemingly prevailed in the first half of the Fund's fiscal year, investor optimism about a global economic recovery appeared to dominate the second half. Initially, the main drivers of the pessimism were fears of terrorist attacks, a potential war in Iraq and then the actual war, tensions with North Korea, disruption in oil production in Venezuela, and the spread of severe acute respiratory syndrome. As these issues were either resolved or


1. Source: Standard & Poor's Micropal. The unmanaged MSCI World Index is market capitalization-weighted and measures total returns of equity securities in developed markets globally. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 13.

                                                               Annual Report | 3




[BEGIN SIDEBAR]

Top 10 Countries
Based on Equity Securities
8/31/03

----------------------------------------------
                                   % of Total
                                   Net Assets
----------------------------------------------
  U.S.                                  22.3%
----------------------------------------------
  Japan                                  8.2%
----------------------------------------------
  U.K.                                   7.9%
----------------------------------------------
  Hong Kong                              7.1%
----------------------------------------------
  South Korea                            6.2%
----------------------------------------------
  Netherlands                            5.5%
----------------------------------------------
  Germany                                5.3%
----------------------------------------------
  France                                 4.4%
----------------------------------------------
  Switzerland                            3.8%
----------------------------------------------
  Finland                                2.3%
----------------------------------------------

Top 10 Sectors/industries
Based on Equity Securities
8/31/03

----------------------------------------------
                                   % of Total
                                   Net Assets
----------------------------------------------
  Pharmaceuticals                        7.1%
----------------------------------------------
  Insurance                              6.0%
----------------------------------------------
  Real Estate                            5.5%
----------------------------------------------
  Wireless Telecommunication Services    5.2%
----------------------------------------------
  Capital Markets                        5.1%
----------------------------------------------
  Commercial Banks                       4.6%
----------------------------------------------
  Software                               4.5%
----------------------------------------------
  Oil & Gas                              4.4%
----------------------------------------------
  Semiconductors & Semiconductor
  Equipment                              4.1%
----------------------------------------------
  Metals & Mining                        3.3%
----------------------------------------------
[END SIDEBAR]


perceived as less threatening to global economic recovery, investor sentiment improved during the reporting period.

Global stock markets generally mirrored changes in investor sentiment. Many global stock markets experienced a sell-off in the first half of the Fund's fiscal year; however, they rebounded in the second half, with stock market increases in 2003's second quarter representing the largest quarterly gain in global equities since fourth quarter 1998. Beginning in March 2003, improving sentiment appeared to prompt many investors to swap into economically sensitive and financially leveraged companies, such as cyclicals, technology, small-cap stocks and emerging markets equities that in preceding quarters had performed poorly. For the Fund's fiscal year, most local stock market indexes in Asia, Europe and the Americas posted double-digit total returns in U.S. dollars.

Stock markets benefited from low inflation and accommodative fiscal and monetary policies in many countries, including the U.S. In addition, bonds as an investment alternative appeared less attractive due to higher relative tax rates on interest income compared with stock dividends.

Investment Strategy

Our investment strategy employs a "bottom-up," value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look worldwide, we consider specific companies, rather than sectors or countries, while doing in-depth research to construct a bargain list from which we buy. Before we make a purchase, we look at the company's potential for earnings and growth over a five-year horizon.

Manager's Discussion

Over the past year, Templeton World Fund benefited from its global diversification as many stocks from most major geographic regions, including some emerging markets, performed well. By region, North America, Europe, and Australia and New Zealand contributed the highest returns to the Fund.

One important facet to global financial markets during the 12-month period was many investors' apparent indifference toward stocks with strong growth characteristics, particularly among U.S. equities. Low valuations despite solid growth produced several opportunities for investors. Thus, we bought Invitrogen at an attractive valuation uncovered by our research team. Invitrogen was among the Fund's best-performing stocks during the period and we reduced

4 |  Annual Report




this position when its increased valuation made it less compelling than when we purchased it.

Non-U.S. securities, including emerging markets, made contributions to the Fund as well. In Asia, Samsung Electronics and PetroChina stood out. Despite strong stock performance during the reporting period, Samsung Electronics remained a relatively inexpensive stock on a price/earnings basis. Conversely, Chinese oil company PetroChina performed well during the period, but we reduced this position as other foreign investors rushed to buy it. Among non-emerging markets, non-U.S. shares, Rodamco Europe, the Netherlands' largest retail shopping space owner, and Adidas-Salomon, a German leisure and sporting goods company, were two solid performers.

Notable holdings that detracted from Fund performance included U.K. telecom operator Cable and Wireless and U.K. conglomerate Invensys (formerly, BTR Siebe). Despite a strong balance sheet, Cable and Wireless experienced new competitive and business model challenges during the period. Invensys performed poorly as the company's management diverted its focus from improving its businesses and returns to merger integration issues arising from several acquisitions over the past five years. We sold both stocks at a loss by period-end.

It is important to note that there are special risks associated with global investing related to market, currency, economic, social, political and other factors. Emerging markets involve similar but heightened risks, in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. These risks and other considerations are discussed in the Fund's prospectus.

Thank you for your continued participation in Templeton World Fund. We look forward to serving your future investment needs.

[GRAPHIC]
PHOTO

/S/ Jeffrey A. Everett
Jeffrey A. Everett, CFA
Portfolio Manager
Templeton World Fund

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

[BEGIN SIDEBAR]
Top 10 Equity Holdings
8/31/03

---------------------------------------------------------
  Company                                     % of Total
  SECTOR/INDUSTRY, COUNTRY                    NET ASSETS
---------------------------------------------------------
  Cheung Kong Holdings Ltd.                         3.5%
   REAL ESTATE, HONG KONG
---------------------------------------------------------
  AT&T Wireless Services Inc.                       2.5%
   WIRELESS TELECOMMUNICATION SERVICES,
   U.S.
---------------------------------------------------------
  Samsung Electronics Co. Ltd., ord. & pfd.         2.2%
   SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT, SOUTH KOREA
---------------------------------------------------------
  Hutchison Whampoa Ltd.                            2.0%
   INDUSTRIAL CONGLOMERATES, HONG KONG
---------------------------------------------------------
  Nippon Telegraph & Telephone Corp.                1.8%
   DIVERSIFIED TELECOMMUNICATION SERVICES,
   JAPAN
---------------------------------------------------------
  Koninklijke Philips Electronics NV                1.8%
   HOUSEHOLD DURABLES, NETHERLANDS
---------------------------------------------------------
  Aventis SA, ord. & Frankfurt Listed               1.8%
   PHARMACEUTICALS, FRANCE
---------------------------------------------------------
  AmerisourceBergen Corp.                           1.7%
   HEALTH CARE PROVIDERS & SERVICES, U.S.
---------------------------------------------------------
  Kookmin Bank                                      1.7%
   COMMERCIAL BANKS, SOUTH KOREA
---------------------------------------------------------
  Adidas-Salomon AG                                 1.6%
   TEXTILES, APPAREL & LUXURY GOODS,
   GERMANY
---------------------------------------------------------
[END SIDEBAR]
                                                               Annual Report | 5




PERFORMANCE SUMMARY AS OF 8/31/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

---------------------------------------------------------------------------------------------------
  Class A                                               Change           8/31/03          8/31/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.48            $15.12           $13.64
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/02-8/31/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1626
---------------------------------------------------------------------------------------------------
  Class B                                               Change           8/31/03          8/31/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.46            $14.92           $13.46
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/02-8/31/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0696
---------------------------------------------------------------------------------------------------
  Class C                                               Change           8/31/03          8/31/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.46            $14.77           $13.31
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/02-8/31/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0559
---------------------------------------------------------------------------------------------------

6 |  Past performance does not guarantee future results.  |  Annual Report




PERFORMANCE SUMMARY (CONTINUED)

PERFORMANCE

------------------------------------------------------------------------------------------------------
  CLASS A                                                1-Year          5-Year           10-Year
------------------------------------------------------------------------------------------------------
  Cumulative Total Return1                               12.27%          34.44%           140.02%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return2                            5.83%           4.85%             8.51%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment3                          $10,583         $12,673           $22,626
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03)4                      18.65%           4.88%             8.59%
------------------------------------------------------------------------------------------------------
  Class B                                                1-Year          3-Year    Inception (1/1/99)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return1                               11.46%         -11.92%            12.54%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return2                            7.46%          -5.02%             2.20%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment3                          $10,746          $8,569           $11,067
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03)4                      20.87%          -3.76%             2.19%
------------------------------------------------------------------------------------------------------
  Class C                                                1-Year          5-Year    Inception (5/1/95)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return1                               11.46%          29.48%            88.06%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return2                            9.40%           5.10%             7.74%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment3                          $10,940         $12,821           $18,613
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03)4                      22.69%           5.12%             7.68%
------------------------------------------------------------------------------------------------------


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


         Annual Report | Past performance does not guarantee future results. | 7




PERFORMANCE SUMMARY (CONTINUED)

Total Return Index Comparison for Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  Class A                     8/31/03
--------------------------------------
  1-Year                        5.83%
--------------------------------------
  5-Year                        4.85%
--------------------------------------
  10-Year                       8.51%
--------------------------------------


                                   [GRAPHIC]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  Templeton World
Period             Fund - Class A     MSCI World Index 5        CPI 5
 9/1/93                $9,426.00        $10,000.00            $10,000.00
9/30/93                $9,379.00         $9,817.00            $10,021.00
10/31/93               $9,833.00        $10,089.00            $10,062.00
11/30/93               $9,623.00         $9,520.00            $10,069.00
12/31/93              $10,319.00         $9,987.00            $10,069.00
1/31/94               $10,943.00        $10,648.00            $10,097.00
2/28/94               $10,660.00        $10,512.00            $10,131.00
3/31/94               $10,253.00        $10,060.00            $10,166.00
4/30/94               $10,463.00        $10,373.00            $10,180.00
5/31/94               $10,562.00        $10,401.00            $10,186.00
6/30/94               $10,325.00        $10,374.00            $10,221.00
7/31/94               $10,811.00        $10,573.00            $10,249.00
8/31/94               $11,205.00        $10,894.00            $10,290.00
9/30/94               $10,910.00        $10,609.00            $10,318.00
10/31/94              $11,012.00        $10,913.00            $10,325.00
11/30/94              $10,496.00        $10,442.00            $10,338.00
12/31/94              $10,409.00        $10,545.00            $10,338.00
1/31/95               $10,321.00        $10,388.00            $10,380.00
2/28/95               $10,644.00        $10,542.00            $10,421.00
3/31/95               $10,850.00        $11,052.00            $10,456.00
4/30/95               $11,283.00        $11,439.00            $10,490.00
5/31/95               $11,643.00        $11,540.00            $10,511.00
6/30/95               $11,827.00        $11,538.00            $10,532.00
7/31/95               $12,407.00        $12,118.00            $10,532.00
8/31/95               $12,311.00        $11,850.00            $10,559.00
9/30/95               $12,605.00        $12,197.00            $10,580.00
10/31/95              $12,159.00        $12,008.00            $10,615.00
11/30/95              $12,475.00        $12,427.00            $10,608.00
12/31/95              $12,652.00        $12,793.00            $10,601.00
1/31/96               $13,153.00        $13,026.00            $10,663.00
2/29/96               $13,187.00        $13,108.00            $10,698.00
3/31/96               $13,365.00        $13,328.00            $10,753.00
4/30/96               $13,713.00        $13,644.00            $10,794.00
5/31/96               $13,857.00        $13,659.00            $10,815.00
6/30/96               $13,849.00        $13,730.00            $10,822.00
7/31/96               $13,356.00        $13,247.00            $10,843.00
8/31/96               $13,755.00        $13,402.00            $10,863.00
9/30/96               $14,061.00        $13,929.00            $10,898.00
10/31/96              $14,299.00        $14,029.00            $10,932.00
11/30/96              $15,083.00        $14,818.00            $10,953.00
12/31/96              $15,366.00        $14,583.00            $10,953.00
1/31/97               $15,840.00        $14,761.00            $10,988.00
2/28/97               $16,035.00        $14,934.00            $11,022.00
3/31/97               $15,951.00        $14,641.00            $11,050.00
4/30/97               $16,313.00        $15,122.00            $11,064.00
5/31/97               $17,177.00        $16,058.00            $11,057.00
6/30/97               $18,059.00        $16,861.00            $11,070.00
7/31/97               $18,969.00        $17,641.00            $11,084.00
8/31/97               $18,254.00        $16,463.00            $11,105.00
9/30/97               $19,498.00        $17,360.00            $11,133.00
10/31/97              $17,908.00        $16,449.00            $11,160.00
11/30/97              $17,929.00        $16,743.00            $11,153.00
12/31/97              $18,321.00        $16,949.00            $11,140.00
1/31/98               $18,289.00        $17,424.00            $11,160.00
2/28/98               $19,498.00        $18,606.00            $11,181.00
3/31/98               $20,554.00        $19,394.00            $11,202.00
4/30/98               $20,576.00        $19,587.00            $11,222.00
5/31/98               $19,868.00        $19,344.00            $11,243.00
6/30/98               $19,607.00        $19,806.00            $11,257.00
7/31/98               $19,650.00        $19,777.00            $11,271.00
8/31/98               $16,829.00        $17,143.00            $11,285.00
9/30/98               $16,851.00        $17,449.00            $11,298.00
10/31/98              $18,362.00        $19,029.00            $11,326.00
11/30/98              $19,374.00        $20,164.00            $11,326.00
12/31/98              $19,423.00        $21,152.00            $11,319.00
1/31/99               $19,228.00        $21,618.00            $11,347.00
2/28/99               $18,826.00        $21,046.00            $11,360.00
3/31/99               $20,130.00        $21,925.00            $11,395.00
4/30/99               $22,179.00        $22,793.00            $11,478.00
5/31/99               $21,423.00        $21,963.00            $11,478.00
6/30/99               $22,447.00        $22,990.00            $11,478.00
7/31/99               $22,154.00        $22,925.00            $11,512.00
8/31/99               $22,118.00        $22,887.00            $11,540.00
9/30/99               $21,593.00        $22,668.00            $11,595.00
10/31/99              $21,608.00        $23,850.00            $11,616.00
11/30/99              $22,697.00        $24,524.00            $11,623.00
12/31/99              $24,885.00        $26,512.00            $11,623.00
1/31/00               $23,420.00        $24,997.00            $11,657.00
2/29/00               $23,314.00        $25,067.00            $11,727.00
3/31/00               $24,552.00        $26,803.00            $11,823.00
4/30/00               $23,367.00        $25,673.00            $11,830.00
5/31/00               $23,047.00        $25,026.00            $11,844.00
6/30/00               $24,072.00        $25,872.00            $11,906.00
7/31/00               $24,206.00        $25,147.00            $11,934.00
8/31/00               $25,124.00        $25,968.00            $11,934.00
9/30/00               $24,206.00        $24,590.00            $11,996.00
10/31/00              $23,435.00        $24,181.00            $12,017.00
11/30/00              $22,852.00        $22,716.00            $12,023.00
12/31/00              $23,891.00        $23,087.00            $12,017.00
1/31/01               $24,253.00        $23,535.00            $12,093.00
2/28/01               $23,268.00        $21,549.00            $12,141.00
3/31/01               $21,818.00        $20,138.00            $12,169.00
4/30/01               $22,818.00        $21,631.00            $12,217.00
5/31/01               $23,079.00        $21,363.00            $12,272.00
6/30/01               $22,383.00        $20,696.00            $12,293.00
7/31/01               $21,716.00        $20,424.00            $12,258.00
8/31/01               $21,310.00        $19,447.00            $12,258.00
9/30/01               $19,353.00        $17,736.00            $12,314.00
10/31/01              $20,243.00        $18,078.00            $12,272.00
11/30/01              $21,627.00        $19,150.00            $12,251.00
12/31/01              $21,956.00        $19,273.00            $12,203.00
1/31/02               $21,587.00        $18,691.00            $12,231.00
2/28/02               $21,587.00        $18,532.00            $12,279.00
3/31/02               $22,680.00        $19,355.00            $12,348.00
4/30/02               $22,769.00        $18,705.00            $12,417.00
5/31/02               $23,049.00        $18,748.00            $12,417.00
6/30/02               $22,000.00        $17,615.00            $12,424.00
7/31/02               $20,360.00        $16,132.00            $12,438.00
8/31/02               $20,154.00        $16,166.00            $12,479.00
9/30/02               $18,026.00        $14,391.00            $12,500.00
10/31/02              $19,114.00        $15,456.00            $12,521.00
11/30/02              $20,470.00        $16,293.00            $12,521.00
12/31/02              $19,289.00        $15,507.00            $12,493.00
1/31/03               $18,825.00        $15,038.00            $12,548.00
2/28/03               $18,091.00        $14,781.00            $12,645.00
3/31/03               $17,598.00        $14,740.00            $12,721.00
4/30/03               $19,244.00        $16,056.00            $12,693.00
5/31/03               $20,665.00        $16,982.00            $12,673.00
6/30/03               $21,084.00        $17,282.00            $12,686.00
7/31/03               $21,862.00        $17,636.00            $12,700.00
8/31/03               $22,626.00        $18,022.00            $12,749.00



AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  Class B                     8/31/03
--------------------------------------
  1-Year                        7.46%
--------------------------------------
  3-Year                       -5.02%
--------------------------------------
  Since Inception (1/1/99)      2.20%
--------------------------------------



                                   [GRAPHIC]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  Templeton World
Period             Fund - Class B     MSCI World Index 5        CPI 5
1/1/99                $10,000.00        $10,000.00            $10,000.00
1/31/99                $9,900.00        $10,220.00            $10,024.00
2/28/99                $9,692.00         $9,950.00            $10,037.00
3/31/99               $10,358.00        $10,366.00            $10,067.00
4/30/99               $11,400.00        $10,776.00            $10,140.00
5/31/99               $10,998.00        $10,383.00            $10,140.00
6/30/99               $11,525.00        $10,869.00            $10,140.00
7/31/99               $11,362.00        $10,838.00            $10,171.00
8/31/99               $11,331.00        $10,820.00            $10,195.00
9/30/99               $11,061.00        $10,717.00            $10,244.00
10/31/99              $11,050.00        $11,275.00            $10,262.00
11/30/99              $11,604.00        $11,594.00            $10,268.00
12/31/99              $12,715.00        $12,534.00            $10,268.00
1/31/00               $11,955.00        $11,818.00            $10,299.00
2/29/00               $11,900.00        $11,851.00            $10,360.00
3/31/00               $12,523.00        $12,672.00            $10,445.00
4/30/00               $11,907.00        $12,137.00            $10,451.00
5/31/00               $11,743.00        $11,831.00            $10,464.00
6/30/00               $12,256.00        $12,231.00            $10,519.00
7/31/00               $12,318.00        $11,889.00            $10,543.00
8/31/00               $12,776.00        $12,277.00            $10,543.00
9/30/00               $12,297.00        $11,626.00            $10,598.00
10/31/00              $11,901.00        $11,432.00            $10,616.00
11/30/00              $11,602.00        $10,740.00            $10,622.00
12/31/00              $12,120.00        $10,915.00            $10,616.00
1/31/01               $12,298.00        $11,127.00            $10,683.00
2/28/01               $11,786.00        $10,188.00            $10,726.00
3/31/01               $11,045.00         $9,520.00            $10,750.00
4/30/01               $11,549.00        $10,227.00            $10,793.00
5/31/01               $11,668.00        $10,100.00            $10,842.00
6/30/01               $11,312.00         $9,785.00            $10,860.00
7/31/01               $10,963.00         $9,656.00            $10,830.00
8/31/01               $10,756.00         $9,194.00            $10,830.00
9/30/01                $9,762.00         $8,385.00            $10,879.00
10/31/01              $10,204.00         $8,547.00            $10,842.00
11/30/01              $10,894.00         $9,054.00            $10,824.00
12/31/01              $11,050.00         $9,112.00            $10,781.00
1/31/02               $10,862.00         $8,837.00            $10,805.00
2/28/02               $10,855.00         $8,761.00            $10,848.00
3/31/02               $11,402.00         $9,151.00            $10,909.00
4/30/02               $11,440.00         $8,843.00            $10,970.00
5/31/02               $11,567.00         $8,864.00            $10,970.00
6/30/02               $11,035.00         $8,328.00            $10,976.00
7/31/02               $10,210.00         $7,627.00            $10,988.00
8/31/02               $10,097.00         $7,643.00            $11,025.00
9/30/02                $9,024.00         $6,804.00            $11,043.00
10/31/02               $9,567.00         $7,307.00            $11,062.00
11/30/02              $10,237.00         $7,703.00            $11,062.00
12/31/02               $9,640.00         $7,331.00            $11,037.00
1/31/03                $9,399.00         $7,110.00            $11,086.00
2/28/03                $9,029.00         $6,988.00            $11,171.00
3/31/03                $8,780.00         $6,969.00            $11,239.00
4/30/03                $9,587.00         $7,591.00            $11,214.00
5/31/03               $10,296.00         $8,029.00            $11,196.00
6/30/03               $10,500.00         $8,170.00            $11,208.00
7/31/03               $10,877.00         $8,338.00            $11,220.00
8/31/03               $11,067.00         $8,520.00            $11,263.00

8 |  Past performance does not guarantee future results.  |  Annual Report




PERFORMANCE SUMMARY (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  Class C                     8/31/03
--------------------------------------
  1-Year                        9.40%
--------------------------------------
  5-Year                        5.10%
--------------------------------------
  Since Inception (5/1/95)      7.74%
--------------------------------------

                                   [GRAPHIC]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                  Templeton World
Period             Fund - Class C     MSCI World Index 5       CPI 5
05/01/1995            $9,897.00           $10,000.00        $10,000.00
05/31/1995           $10,200.00           $10,087.00        $10,020.00
06/30/1995           $10,354.00           $10,086.00        $10,039.00
07/31/1995           $10,857.00           $10,593.00        $10,039.00
08/31/1995           $10,767.00           $10,359.00        $10,066.00
09/30/1995           $11,018.00           $10,663.00        $10,086.00
10/31/1995           $10,617.00           $10,497.00        $10,118.00
11/30/1995           $10,887.00           $10,863.00        $10,112.00
12/31/1995           $11,038.00           $11,183.00        $10,105.00
01/31/1996           $11,469.00           $11,387.00        $10,165.00
02/29/1996           $11,492.00           $11,459.00        $10,197.00
03/31/1996           $11,633.00           $11,651.00        $10,250.00
04/30/1996           $11,923.00           $11,927.00        $10,290.00
05/31/1996           $12,050.00           $11,940.00        $10,309.00
06/30/1996           $12,035.00           $12,002.00        $10,316.00
07/31/1996           $11,596.00           $11,580.00        $10,336.00
08/31/1996           $11,938.00           $11,716.00        $10,355.00
09/30/1996           $12,191.00           $12,177.00        $10,388.00
10/31/1996           $12,395.00           $12,264.00        $10,421.00
11/30/1996           $13,065.00           $12,953.00        $10,441.00
12/31/1996           $13,297.00           $12,748.00        $10,441.00
01/31/1997           $13,703.00           $12,904.00        $10,474.00
02/28/1997           $13,865.00           $13,054.00        $10,507.00
03/31/1997           $13,776.00           $12,798.00        $10,533.00
04/30/1997           $14,083.00           $13,219.00        $10,546.00
05/31/1997           $14,813.00           $14,037.00        $10,540.00
06/30/1997           $15,566.00           $14,740.00        $10,553.00
07/31/1997           $16,336.00           $15,421.00        $10,566.00
08/31/1997           $15,712.00           $14,391.00        $10,586.00
09/30/1997           $16,774.00           $15,176.00        $10,612.00
10/31/1997           $15,390.00           $14,379.00        $10,639.00
11/30/1997           $15,399.00           $14,636.00        $10,632.00
12/31/1997           $15,721.00           $14,817.00        $10,619.00
01/31/1998           $15,683.00           $15,232.00        $10,639.00
02/28/1998           $16,717.00           $16,265.00        $10,658.00
03/31/1998           $17,608.00           $16,954.00        $10,678.00
04/30/1998           $17,618.00           $17,122.00        $10,698.00
05/31/1998           $16,992.00           $16,910.00        $10,718.00
06/30/1998           $16,764.00           $17,314.00        $10,731.00
07/31/1998           $16,793.00           $17,289.00        $10,744.00
08/31/1998           $14,375.00           $14,986.00        $10,757.00
09/30/1998           $14,384.00           $15,253.00        $10,770.00
10/31/1998           $15,664.00           $16,635.00        $10,797.00
11/30/1998           $16,521.00           $17,627.00        $10,797.00
12/31/1998           $16,542.00           $18,490.00        $10,790.00
01/31/1999           $16,373.00           $18,898.00        $10,816.00
02/28/1999           $16,023.00           $18,398.00        $10,829.00
03/31/1999           $17,124.00           $19,166.00        $10,862.00
04/30/1999           $18,839.00           $19,925.00        $10,941.00
05/31/1999           $18,193.00           $19,199.00        $10,941.00
06/30/1999           $19,050.00           $20,097.00        $10,941.00
07/31/1999           $18,786.00           $20,040.00        $10,974.00
08/31/1999           $18,743.00           $20,007.00        $11,001.00
09/30/1999           $18,288.00           $19,816.00        $11,053.00
10/31/1999           $18,289.00           $20,849.00        $11,073.00
11/30/1999           $19,195.00           $21,438.00        $11,080.00
12/31/1999           $21,034.00           $23,176.00        $11,080.00
01/31/2000           $19,784.00           $21,851.00        $11,113.00
02/29/2000           $19,681.00           $21,913.00        $11,178.00
03/31/2000           $20,713.00           $23,430.00        $11,271.00
04/30/2000           $19,704.00           $22,442.00        $11,277.00
05/31/2000           $19,417.00           $21,877.00        $11,290.00
06/30/2000           $20,277.00           $22,616.00        $11,350.00
07/31/2000           $20,369.00           $21,983.00        $11,376.00
08/31/2000           $21,137.00           $22,700.00        $11,376.00
09/30/2000           $20,346.00           $21,496.00        $11,435.00
10/31/2000           $19,685.00           $21,139.00        $11,455.00
11/30/2000           $19,186.00           $19,858.00        $11,461.00
12/31/2000           $20,050.00           $20,182.00        $11,455.00
01/31/2001           $20,336.00           $20,574.00        $11,527.00
02/28/2001           $19,504.00           $18,837.00        $11,573.00
03/31/2001           $18,276.00           $17,604.00        $11,600.00
04/30/2001           $19,095.00           $18,909.00        $11,646.00
05/31/2001           $19,306.00           $18,674.00        $11,698.00
06/30/2001           $18,710.00           $18,092.00        $11,718.00
07/31/2001           $18,140.00           $17,854.00        $11,685.00
08/31/2001           $17,792.00           $17,000.00        $11,685.00
09/30/2001           $16,154.00           $15,505.00        $11,738.00
10/31/2001           $16,878.00           $15,803.00        $11,698.00
11/30/2001           $18,019.00           $16,740.00        $11,679.00
12/31/2001           $18,279.00           $16,848.00        $11,633.00
01/31/2002           $17,965.00           $16,339.00        $11,659.00
02/28/2002           $17,965.00           $16,200.00        $11,705.00
03/31/2002           $18,856.00           $16,920.00        $11,771.00
04/30/2002           $18,919.00           $16,351.00        $11,837.00
05/31/2002           $19,145.00           $16,389.00        $11,837.00
06/30/2002           $18,254.00           $15,398.00        $11,843.00
07/31/2002           $16,886.00           $14,102.00        $11,856.00
08/31/2002           $16,698.00           $14,132.00        $11,896.00
09/30/2002           $14,929.00           $12,581.00        $11,916.00
10/31/2002           $15,820.00           $13,511.00        $11,935.00
11/30/2002           $16,941.00           $14,243.00        $11,935.00
12/31/2002           $15,941.00           $13,555.00        $11,909.00
01/31/2003           $15,550.00           $13,146.00        $11,962.00
02/28/2003           $14,933.00           $12,921.00        $12,054.00
03/31/2003           $14,530.00           $12,885.00        $12,126.00
04/30/2003           $15,865.00           $14,036.00        $12,100.00
05/31/2003           $17,025.00           $14,845.00        $12,080.00
06/30/2003           $17,365.00           $15,108.00        $12,093.00
07/31/2003           $17,995.00           $15,417.00        $12,107.00
08/31/2003           $18,613.00           $15,754.00        $12,153.00


Endnotes

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THESE AND OTHER RISKS ARE DISCUSSED MORE FULLY IN THE FUND'S PROSPECTUS.

Class A: Subject to the current, maximum 5.75% initial sales charge. Prior to 7/1/92, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

Class B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

Class C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Source: Standard & Poor's Micropal. The MSCI World Index is market capitalization-weighted and measures total returns of equity securities in developed markets globally.

         Annual Report | Past performance does not guarantee future results. | 9




TEMPLETON WORLD FUND

Financial Highlights


                                                                 ----------------------------------------------------------
                                                                                    Year Ended August 31,
                                                                      2003         2002       2001        2000        1999
                                                                 ----------------------------------------------------------
Class A
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .........................        $13.64       $14.70     $18.87      $18.14      $15.45
                                                                 ----------------------------------------------------------
Income from investment operations:

 Net investment incomea ....................................           .18          .17 d      .29         .27         .33

 Net realized and unrealized gains (losses) ................          1.46         (.96) d   (3.04)       1.93        4.10
                                                                 ----------------------------------------------------------
Total from investment operations ...........................          1.64         (.79)     (2.75)       2.20        4.43
                                                                 ----------------------------------------------------------
Less distributions from:

 Net investment income .....................................          (.16)        (.27)      (.27)       (.38)       (.36)

 Net realized gains ........................................            --           --      (1.15)      (1.09)      (1.38)
                                                                 ----------------------------------------------------------
Total distributions ........................................          (.16)        (.27)     (1.42)      (1.47)      (1.74)
                                                                 ----------------------------------------------------------
Redemption fees ............................................            -- c         --         --          --          --
                                                                 ----------------------------------------------------------
Net asset value, end of year ...............................        $15.12       $13.64     $14.70      $18.87      $18.14
                                                                 ----------------------------------------------------------

Total return b .............................................        12.27%       (5.43)%   (15.18)%     13.59%      31.42%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ............................    $6,419,826   $6,161,235 $7,102,237  $9,515,467  $9,115,995

Ratios to average net assets:

 Expenses ..................................................         1.11%        1.08%      1.09%       1.07%       1.04%

 Net investment income .....................................         1.40%        1.15% d    1.79%       1.52%       1.99%

Portfolio turnover rate ....................................        43.91%       44.56%     24.91%      46.92%      35.81%

aBased on average weighted shares outstanding.
bTotal return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.
dEffective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:
  Net investment income per share ..............................  $(0.01)
  Net realized and unrealized (gains/losses) per share .........    0.01
  Ratio of net investment income to average net assets .........   (0.08)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

10 |  Annual Report




TEMPLETON WORLD FUND

Financial Highlights (CONTINUED)


                                                                 ----------------------------------------------------------
                                                                                    Year Ended August 31,
                                                                      2003         2002       2001        2000        1999
                                                                 ----------------------------------------------------------
Class B
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .........................        $13.46       $14.51     $18.66      $18.05      $15.93
                                                                 ----------------------------------------------------------
Income from investment operations:

 Net investment income a ...................................           .09          .06 d      .17         .15         .15

 Net realized and unrealized gains (losses) ................          1.44         (.95) d   (3.01)       1.90        1.97
                                                                 ----------------------------------------------------------
Total from investment operations ...........................          1.53         (.89)     (2.84)       2.05        2.12
                                                                 ----------------------------------------------------------
Less distributions from:

 Net investment income .....................................          (.07)        (.16)      (.16)       (.35)         --
 Net realized gains ........................................            --           --      (1.15)      (1.09)         --
                                                                 ----------------------------------------------------------
Total distributions ........................................          (.07)        (.16)     (1.31)      (1.44)         --
                                                                 ----------------------------------------------------------
Redemption fees ............................................            -- c         --         --          --          --
                                                                 ----------------------------------------------------------
Net asset value, end of year ...............................        $14.92       $13.46     $14.51      $18.66      $18.05
                                                                 ----------------------------------------------------------


Total return b .............................................        11.46%       (6.12)%   (15.82)%     12.76%      13.31%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ............................       $37,166      $29,311    $25,743     $23,816      $9,261

Ratios to average net assets:

 Expenses ..................................................         1.86%        1.83%      1.83%       1.82%       1.85% f

 Net investment income .....................................          .65%         .40% d    1.08%        .83%       1.27% f

Portfolio turnover rate ....................................        43.91%       44.56%     24.91%      46.92%      35.81%

aBased on average weighted shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.
dEffective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities, as required.
The effect of this change was as follows:
  Net investment income per share .............................   $(0.01)
  Net realized and unrealized (gains/losses) per share ........     0.01
  Ratio of net investment income to average net assets ........    (0.08)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.
eFor the period January 1, 1999 (effective date) to August 31, 1999.
fAnnualized.

                                                              Annual Report | 11




TEMPLETON WORLD FUND

Financial Highlights (CONTINUED)


                                                                 ----------------------------------------------------------
                                                                                    Year Ended August 31,
                                                                      2003         2002       2001        2000        1999
                                                                 ----------------------------------------------------------
Class C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .........................        $13.31       $14.34     $18.43      $17.71      $15.16
                                                                 ----------------------------------------------------------
Income from investment operations:

 Net investment income a ...................................           .09          .06 d      .17         .14         .20

 Net realized and unrealized gains (losses) ................          1.43         (.94) d   (2.98)       1.89        4.02
                                                                 ----------------------------------------------------------
Total from investment operations ...........................          1.52         (.88)     (2.81)       2.03        4.22
                                                                 ----------------------------------------------------------
Less distributions from:

 Net investment income .....................................          (.06)        (.15)      (.13)       (.22)       (.29)

 Net realized gains ........................................            --           --      (1.15)      (1.09)      (1.38)
                                                                 ----------------------------------------------------------
Total distributions ........................................          (.06)        (.15)     (1.28)      (1.31)      (1.67)
                                                                 ----------------------------------------------------------
Redemption fees ............................................            -- c         --         --          --          --
                                                                 ----------------------------------------------------------

Net asset value, end of year ...............................        $14.77       $13.31     $14.34      $18.43      $17.71
                                                                 ----------------------------------------------------------


Total return b .............................................        11.46%       (6.15)%   (15.83)%     12.77%      30.39%


RATIOS/SUPPLEMENTALDATA

Net assets, end of year (000's) ............................      $270,417     $264,751   $313,538    $423,614    $417,439

Ratios to average net assets:

 Expenses ..................................................         1.86%        1.83%      1.83%       1.82%       1.81%

 Net investment income .....................................          .65%         .40% d    1.04%        .78%       1.22%

Portfolio turnover rate ....................................        43.91%       44.56%     24.91%      46.92%      35.81%

aBased on average weighted shares outstanding.
bTotal return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.
dEffective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment
Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:
  Net investment income per share ..............................  $(0.01)
  Net realized and unrealized (gains/losses) per share .........    0.01
  Ratio of net investment income to average net assets .........   (0.08)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

12 |  See notes to financial statements.  |  Annual Report




TEMPLETON WORLD FUND

Statement of Investments, August 31, 2003

---------------------------------------------------------------------------------------------------------------------------
                                                             Industry                     Shares                  Value
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 86.5%
   ARGENTINA .2%
a  Inversiones Y Representacion SA ..........               Real Estate                          2          $            2
a  Inversiones y Representacion SA, GDR .....               Real Estate                  1,895,821              16,076,560
                                                                                                            ---------------
                                                                                                                16,076,562
                                                                                                            ---------------

   AUSTRALIA 2.3%
   APN News & Media Ltd. ....................                  Media                       110,792                 258,156
   BHP Billiton Ltd. ........................             Metals & Mining               15,444,969             109,264,408
   John Fairfax Holdings Ltd. ...............                  Media                     2,291,150               4,641,618
   Lend Lease Corp. Ltd. ....................               Real Estate                  3,929,035              26,956,486
   Qantas Airways Ltd. ......................                Airlines                    6,294,709              13,200,555
   Qantas Airways Ltd., 144A ................                Airlines                    1,351,423               2,834,052
                                                                                                            ---------------
                                                                                                               157,155,275
                                                                                                            ---------------

   BERMUDA 2.0%
   Ace Ltd. .................................                Insurance                   2,313,000              74,478,600
   XL Capital Ltd., A .......................                Insurance                     820,652              62,164,389
                                                                                                            ---------------
                                                                                                               136,642,989
                                                                                                            ---------------

   BRAZIL .1%
   Embraer-Empresa Brasileira de
    Aeronautica SA, ADR .....................           Aerospace & Defense                313,400               6,390,226
                                                                                                            ---------------

   CANADA .3%
   Toronto Dominion Bank ....................            Commercial Banks                  636,700              17,923,898
                                                                                                            ---------------

   CHINA 2.0%
   China Mobile (Hong Kong) Ltd. ............   Wireless Telecommunication Services     33,871,800              87,075,153
   China Mobile (Hong Kong) Ltd., ADR .......   Wireless Telecommunication Services        100,000               1,297,000
   Guangdong Electric Power Development
    Co Ltd., B ..............................           Electric Utilities              16,090,315               9,428,060
   PetroChina Co. Ltd., H ...................                Oil & Gas                 110,289,000              38,533,663
                                                                                                            ---------------
                                                                                                               136,333,876
                                                                                                            ---------------

   FINLAND 2.3%
   Sampo-Leonia OYJ, 144A ...................                Insurance                   3,266,000              25,171,898
   Sampo-Leonia OYJ, A ......................                Insurance                   7,161,143              55,192,762
   Stora Enso OYJ, R (EUR/FIM Traded) .......         Paper & Forest Products            5,913,360              76,998,397
                                                                                                            ---------------
                                                                                                               157,363,057
                                                                                                            ---------------

   FRANCE 4.4%
   Aventis SA ...............................             Pharmaceuticals                1,965,040              95,444,122
   Aventis SA (Frankfurt Listed) ............             Pharmaceuticals                  463,578              22,597,920
   AXA SA, ADR ..............................                Insurance                     150,000               2,667,000
   Galeries Lafayette SA ....................            Multiline Retail                  102,799              14,570,612
   Societe BIC SA ...........................     Commercial Services & Supplies           621,001              25,567,381
   Suez SA ..................................   Multi-Utilities & Unregulated Power      2,908,340              45,884,354
   Unibail Holding ..........................               Real Estate                    511,149              38,273,181
   Valeo SA .................................             Auto Components                1,415,710              53,716,871
                                                                                                            ---------------
                                                                                                               298,721,441
                                                                                                            ---------------


                                                              Annual Report | 13




TEMPLETON WORLD FUND

Statement of Investments, August 31, 2003 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                             Industry                     Shares                  Value
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GERMANY 4.4%
   Adidas-Salomon AG ........................     Textiles Apparel & Luxury Goods        1,324,460          $  110,804,269
   Bayer AG, Br. ............................                Chemicals                   1,973,500              42,294,083
   Celesio AG ...............................    Health Care Providers & Services           28,200               1,130,068
   Deutsche Post AG .........................         Air Freight & Logistics            3,158,400              49,933,533
   SAP AG ...................................                Software                      276,550              33,110,215
   Volkswagen AG ............................               Automobiles                    999,200              49,036,857
a  WCM Beteiligungs & Grundbesitz AG ........     Diversified Financial Services         4,258,868              10,193,266
                                                                                                            ---------------
                                                                                                               296,502,291
                                                                                                            ---------------

   HONG KONG 7.1%
   Cheung Kong Holdings Ltd. ................               Real Estate                 30,770,120             238,685,565
   CNOOC Ltd. ...............................                Oil & Gas                  21,631,716              40,493,510
   HSBC Holdings PLC ........................            Commercial Banks                1,338,000              17,412,605
   Hutchison Whampoa Ltd. ...................        Industrial Conglomerates           17,926,060             132,158,250
   New World Development Co. Ltd. ...........               Real Estate                 20,236,031              14,529,643
   Shangri-La Asia Ltd. .....................      Hotels Restaurants & Leisure         12,464,938              10,388,314
   Swire Pacific Ltd., A ....................     Diversified Financial Services         4,326,500              24,296,986
                                                                                                            ---------------
                                                                                                               477,964,873
                                                                                                            ---------------

   INDIA 1.7%
   Gujarat Ambuja Cements Ltd., GDR,
    Reg S ...................................         Construction Materials               189,590                 968,805
   Housing Development Finance Corp. Ltd. ...      Thrifts & Mortgage Finance            5,622,631              59,188,494
   ICICI Bank Ltd. ..........................            Commercial Banks                  664,000               2,600,087
   Satyam Computers Services Ltd. ...........               IT Services                 10,299,900              50,915,300
                                                                                                            ---------------
                                                                                                               113,672,686
                                                                                                            ---------------

   ISRAEL .8%
a  Check Point Software Technologies
    Ltd. ....................................                Software                    2,901,220              50,684,313
                                                                                                            ---------------

   ITALY
   Eni SpA ..................................                Oil & Gas                      26,900                 406,381
                                                                                                            ---------------

   JAPAN 8.2%
   Denso Corp. ..............................             Auto Components                2,194,700              41,004,851
   Hitachi Ltd. .............................   Electronic Equipment & Instruments      15,036,000              81,958,313
   Nintendo Co. Ltd. ........................                Software                      693,600              57,720,740
   Nippon Telegraph & Telephone Corp. ....... Diversified Telecommunication Services        27,925             123,015,513
   Nomura Holdings Inc. .....................             Capital Markets                6,573,000              95,654,388
   Ono Pharmaceutical Co. Ltd. ..............             Pharmaceuticals                1,765,500              59,162,710
   Sompo Japan Insurance Inc. ...............                Insurance                   6,056,000              37,317,998
   Sony Corp. ...............................           Household Durables               1,629,600              53,630,991
                                                                                                            ---------------
                                                                                                               549,465,504
                                                                                                            ---------------


14 |  Annual Report




TEMPLETON WORLD FUND

Statement of Investments, August 31, 2003 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                             Industry                     Shares                  Value
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   MEXICO 1.6%
   Cemex SA, ADR ............................         Construction Materials             3,989,201        $     99,730,025
   Telefonos de Mexico SA de CV (Telmex),
    L, ADR .................................. Diversified Telecommunication Services       130,300               3,949,393
                                                                                                            ---------------
                                                                                                               103,679,418
                                                                                                            ---------------

   NETHERLANDS 5.5%
   Akzo Nobel NV ............................                Chemicals                   1,873,714              61,426,501
   DSM NV, Br. ..............................                Chemicals                     151,094               6,875,977
   Koninklijke Philips Electronics NV .......           Household Durables               5,025,815             122,496,067
   Rodamco Europe NV ........................     Diversified Financial Services         1,943,450              97,233,311
   Royal Dutch Petroleum Co. ................                Oil & Gas                   1,818,000              81,136,656
                                                                                                            ---------------
                                                                                                               369,168,512
                                                                                                            ---------------

   NEW ZEALAND .6%
   Telecom Corp. of New Zealand Ltd. ........ Diversified Telecommunication Services    13,354,876              38,920,893
                                                                                                            ---------------

   PHILIPPINES .2%
   Ayala Corp. ..............................     Diversified Financial Services        34,890,000               2,697,517
   Ayala Land Inc. ..........................               Real Estate                 81,688,000               8,619,072
                                                                                                            ---------------
                                                                                                                11,316,589
                                                                                                            ---------------

   SINGAPORE .8%
   DBS Group Holdings Ltd. ..................            Commercial Banks                7,780,657              55,928,050
                                                                                                            ---------------

   SOUTH KOREA 5.6%
   Kookmin Bank .............................            Commercial Banks                3,112,413             113,454,817
   KT Corp., ADR ............................ Diversified Telecommunication Services     1,690,800              31,871,580
   POSCO ....................................             Metals & Mining                  878,235             103,606,760
   Samsung Electro-Mechanics Co. ............   Electronic Equipment & Instruments         320,620              11,537,694
   Samsung Electronics Co. Ltd. .............Semiconductors & Semiconductor Equipment      298,290             110,126,162
   SK Telecom Co. Ltd. ......................   Wireless Telecommunication Services         37,510               6,398,905
                                                                                                            ---------------
                                                                                                               376,995,918
                                                                                                            ---------------

   SPAIN 1.5%
   Iberdrola SA, Br. ........................           Electric Utilities               3,342,845              56,813,281
   Repsol YPF SA ............................                Oil & Gas                   2,578,000              43,531,328
                                                                                                            ---------------
                                                                                                               100,344,609
                                                                                                            ---------------

   SWEDEN .2%
   Securitas AB .............................     Commercial Services & Supplies         1,203,250              14,750,649
   Volvo AB, B ..............................                Machinery                          26                     628
                                                                                                            ---------------
                                                                                                                14,751,277
                                                                                                            ---------------

   SWITZERLAND 3.8%
   Nestle SA ................................              Food Products                   261,064              56,852,322
   Novartis AG ..............................             Pharmaceuticals                1,481,089              54,461,521
   Swiss Reinsurance Co. ....................                Insurance                   1,361,165              83,581,586
   UBS AG ...................................             Capital Markets                1,071,320              57,790,316
                                                                                                            ---------------
                                                                                                               252,685,745
                                                                                                            ---------------

                                                              Annual Report | 15




Templeton World Fund

Statement of Investments, August 31, 2003 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                             Industry                     Shares                  Value
---------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    TAIWAN .7%
a   Taiwan Semiconductor Manufacturing
     Co. .................................... Semiconductors & Semiconductor Equipment   25,395,336          $   49,812,270
                                                                                                             ---------------

    UNITED KINGDOM 7.9%
    Abbey National PLC ......................             Commercial Banks                6,385,056              53,224,791
    BAE Systems PLC .........................            Aerospace & Defense             10,975,945              29,644,305
    BP PLC ..................................                 Oil & Gas                   4,377,803              29,706,545
    British Land Co. PLC ....................                Real Estate                  3,129,511              24,589,687
    Cadbury Schweppes PLC ...................               Food Products                 5,948,282              35,941,281
    GlaxoSmithKline PLC .....................              Pharmaceuticals                3,467,464              66,199,982
    Kidde PLC ...............................           Electrical Equipment             10,986,000              16,855,823
    Lloyds TSB Group PLC ....................             Commercial Banks                7,597,597              49,872,713
    Rolls-Royce Group PLC ...................            Aerospace & Defense             10,808,700              29,021,636
    Shell Transport & Trading Co. PLC .......                 Oil & Gas                  10,429,129              65,407,849
a   Shire Pharmaceuticals Group PLC .........              Pharmaceuticals                4,459,853              33,719,962
    Smiths Group PLC ........................         Industrial Conglomerates            5,869,239              65,357,148
    WPP Group PLC ...........................                   Media                     3,377,576              30,799,458
                                                                                                            ---------------
                                                                                                               530,341,180
                                                                                                            ---------------

    UNITED STATES 22.3%
    Abbott Laboratories .....................              Pharmaceuticals                1,381,200              55,662,360
a   Agere Systems Inc., A ................... Semiconductors & Semiconductor Equipment   20,710,354              62,545,269
a   Agere Systems Inc., B ................... Semiconductors & Semiconductor Equipment    3,092,000               8,812,200
    American International Group Inc. .......                 Insurance                     554,500              33,031,565
    AmerisourceBergen Corp. .................     Health Care Providers & Services        1,955,340             113,820,341
a   AOL Time Warner Inc. ....................                   Media                     2,562,100              41,915,956
a   AT&T Wireless Services Inc. .............    Wireless Telecommunication Services     19,394,300             167,178,866
a   BMC Software Inc. .......................                 Software                    4,441,700              65,204,156
    Boeing Co. ..............................            Aerospace & Defense                500,000              18,695,000
    Bristol-Myers Squibb Co. ................              Pharmaceuticals                3,073,700              77,979,769
a   Cadence Design Systems Inc. .............                 Software                    4,504,300              64,051,146
    Carnival Corp. ..........................       Hotels Restaurants & Leisure            382,500              13,230,675
    CIGNA Corp. .............................     Health Care Providers & Services          442,300              21,088,864
a,b Crown Castle International Corp. ........   Wireless Telecommunication Services      8,115,665              87,243,399
    Dow Chemical Co. ........................                 Chemicals                   2,936,370             101,392,856
    Electronic Data Systems Corp. ...........                IT Services                  1,517,300              33,122,659
    Entergy Corp. ...........................            Electric Utilities                 496,100              26,020,445
    Hubbell Inc., B .........................           Electrical Equipment                191,200               7,640,352
    Interpublic Group of Cos. Inc. ..........                   Media                     1,122,057              16,999,164
a   Invitrogen Corp. ........................               Biotechnology                 1,117,800              64,463,526
    JP Morgan Chase & Co. ...................              Capital Markets                2,554,350              87,409,857
    Merrill Lynch & Co. Inc. ................              Capital Markets                  600,000              32,268,000
    Morgan Stanley ..........................              Capital Markets                1,489,270              72,661,483
a   Noble Corp. .............................        Energy Equipment & Services             11,600                 419,688
a   Pactiv Corp. ............................          Containers & Packaging             1,173,700              23,567,896



16 |  Annual Report




TEMPLETON WORLD FUND

Statement of Investments, August 31, 2003 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                             Industry                     Shares                  Value
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED STATES (CONT.)
   Pfizer Inc. ..............................             Pharmaceuticals                  451,400        $     13,505,888
   R.R. Donnelley & Sons Co. ................     Commercial Services & Supplies         2,048,050              51,487,977
   SBC Communications Inc. .................. Diversified Telecommunication Services            20                     450
a  Synopsys Inc. ............................                Software                      502,169              34,252,948
a  Toys R Us Inc. ...........................            Specialty Retail                4,225,510              57,551,446
a  VeriSign Inc. ............................      Internet Software & Services          1,204,657              18,033,715
   W.R. Berkley Corp. .......................                Insurance                     929,325              30,742,071
                                                                                                            ---------------
                                                                                                             1,501,999,987
                                                                                                            ---------------

   TOTAL COMMON STOCKS
    (COST $5,156,484,044)                                                                                    5,821,247,820
                                                                                                            ---------------
   PREFERRED STOCKS 1.6%
   BRAZIL .1%
   Cia Vale do Rio Doce, A, ADR, pfd. .......             Metals & Mining                  210,500               7,184,365
                                                                                                            ---------------

   GERMANY .9%
   Volkswagen AG, pfd. ......................               Automobiles                  1,756,650              58,244,491
                                                                                                            ---------------

   SOUTH KOREA .6%
   Samsung Electronics Co. Ltd., pfd. .......Semiconductors & Semiconductor Equipment      228,510              41,309,255
                                                                                                            ---------------

   TOTAL PREFERRED STOCKS
    (COST $93,612,459) ......................                                                                  106,738,111
                                                                                                            ---------------


                                                                          -------------------------------------------------
                                                                                         Principal Amount c       Value
                                                                          -------------------------------------------------
   BONDS & NOTES 1.5%
   ARGENTINA .3%
   Inversiones Y Representacion SA, cvt.,
    8.00%, 11/14/07 .........................                                        $   9,559,212              18,162,503
                                                                                                            ---------------

   AUSTRALIA .2%
   New South Wales Treasury Corp., 8.00%,
    3/01/08 .................................                                           17,170,000  AUD         12,254,746
                                                                                                            ---------------

   CANADA .1%
   Government of Canada, 6.00%,
    6/01/11 .................................                                            8,030,000  CAD          6,278,555
                                                                                                            ---------------

   NEW ZEALAND .3%
   Government of New Zealand,
     7.00%, 7/15/09 .........................                                           15,850,000  NZD          9,701,813
     8.00%, 11/15/06 ........................                                           15,670,000  NZD          9,690,206
                                                                                                            ---------------
                                                                                                                19,392,019
                                                                                                            ---------------

   SOUTH KOREA .1%
   Korea Telecom Corp., cvt., 144A, .25%,
    1/04/07 .................................                                            7,500,000               7,584,375
                                                                                                            ---------------


                                                              Annual Report | 17




TEMPLETON WORLD FUND

Statement of Investments, August 31, 2003 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                      Principal Amount C          Value
---------------------------------------------------------------------------------------------------------------------------
   BONDS & NOTES (CONT.)
   SPAIN .4%
   Government of Spain,
     4.50%, 7/30/04 .........................                                           11,785,000  EUR   $     13,200,421
     5.00%, 7/30/12 .........................                                           12,570,000  EUR         14,702,055
                                                                                                            ---------------
                                                                                                                27,902,476
                                                                                                            ---------------

   SWEDEN .1%
   Kingdom of Sweden, 5.50%,
    10/08/12 ................................                                           48,680,000  SEK          6,197,420
                                                                                                            ---------------

   TOTAL BONDS & NOTES
    (COST $77,744,508) ......................                                                                   97,772,094
                                                                                                            ---------------

   SHORT TERM INVESTMENTS 6.8%
   GERMANY 2.5%
   Deutsche Bank Ag, 2.02%, 9/02/03 .........                                          152,205,000  EUR        167,105,827
                                                                                                            ---------------

   UNITED STATES 4.3%
   Federal Farm Credit Bank, 1.157% to
    1.286%, with maturities to 8/17/04 ......                                           40,000,000              39,706,520
   Federal Home Loan Bank, 1.03% to
    1.235%, with maturities to 5/28/04 ......                                           85,000,000              84,541,715
   Federal National Mortgage Association,
    0.883% to 1.348%, with maturities
    to 8/13/04 ..............................                                          170,000,000             169,008,470
                                                                                                            ---------------

   TOTAL SHORT TERM INVESTMENTS
     (COST $459,148,827) ....................                                                                  460,362,532
                                                                                                            ---------------

   TOTAL INVESTMENTS BEFORE REPURCHASE
    AGREEMENTS (COST $5,786,989,838) ........                                                                6,486,120,557
                                                                                                            ---------------

d  REPURCHASE AGREEMENTS 2.9%
   UNITED STATES 2.9%
   Barclays Bank PLC, 0.95%, 9/2/03,
    (Maturity Value $80,008,444),
    Collateralized by U.S. Treasury Bills, Notes
    and Bonds, and U.S. Government Agency
    Securities ..............................                                           80,000,000              80,000,000
   Dresdner Bank AG, 0.98%, 9/02/03
    (Maturity Value $13,091,425)
    Collateralized by U.S. Treasury Bills,
    Notes and Bonds, and U.S.
    Government Agency Securities ............                                           13,090,000              13,090,000



18 |  Annual Report




TEMPLETON WORLD FUND

Statement of Investments, August 31, 2003 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                      Principal Amount C          Value
---------------------------------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS (CONT.)
   UNITED STATES (CONT.)
   Paribas Corp., 1.04%, 9/2/03,
    (Maturity Value $100,011,555)
    Collateralized by U.S. Treasury Bills,
    Notes and Bonds, and U.S.
    Government Agency Securities ............                                        $ 100,000,000        $    100,000,000
                                                                                                            ---------------

   TOTAL REPURCHASE AGREEMENTS
    (COST $193,090,000) .....................                                                                  193,090,000
                                                                                                            ---------------

   TOTAL INVESTMENTS (COST $5,980,079,838)
    99.3% ...................................                                                                6,679,210,557
   OTHER ASSETS, LESS LIABILITIES .7% .......                                                                   48,198,851
                                                                                                            ---------------

   NET ASSETS 100.0% ........................                                                             $  6,727,409,408
                                                                                                            ---------------


CURRENCY ABBREVIATIONS | AUD - Australian Dollar | CAD - Canadian Dollar
                       | EUR - Euro | FIM - Finnish Markka
                         NZD - New Zealand Dollar | SEK - Swedish Krona

  aNon-income producing.
  bSee note 6 regarding Holdings of 5% Voting Securities.
  cThe principal amount is stated in U.S. dollars unless otherwise indicated. dSee Note 1b regarding repurchase agreements.

                         Annual Report | See notes to financial statements. | 19




TEMPLETON WORLD FUND

Financial Statements

Statement of Assets and Liabilities
August 31, 2003

Assets:
 Investments in securities:
  Cost .................................................................................................    $5,980,079,838
                                                                                                            ---------------
  Value ................................................................................................     6,679,210,557
 Cash ..................................................................................................             3,567
 Foreign currency, at value (cost $28,986,604) .........................................................        29,047,765
 Receivables:
  Investment securities sold ...........................................................................        36,805,101
  Capital shares sold ..................................................................................         3,048,733
  Dividends and interest ...............................................................................        12,484,317
                                                                                                            ---------------
      Total assets .....................................................................................     6,760,600,040
                                                                                                            ---------------
Liabilities:
 Payables:
  Investment securities purchased ......................................................................        18,020,975
  Capital shares redeemed ..............................................................................         5,723,312
  Affiliates ...........................................................................................         6,552,272
 Deferred tax liability (Note 1g) ......................................................................         1,746,416
 Other liabilities .....................................................................................         1,147,657
                                                                                                            ---------------
      Total liabilities ................................................................................        33,190,632
                                                                                                            ---------------
Net assets, at value ...................................................................................    $6,727,409,408
                                                                                                            ---------------
Net assets consist of:
 Undistributed net investment income ...................................................................    $   79,000,859
 Net unrealized appreciation (depreciation) ............................................................       697,622,264
 Accumulated net realized gain (loss) ..................................................................       (87,213,252)
 Capital shares ........................................................................................     6,037,999,537
                                                                                                            ---------------
Net assets, at value ...................................................................................    $6,727,409,408
                                                                                                            ---------------
Class A:
 Net asset value per share ($6,419,826,346 / 424,572,821 shares outstanding) ...........................            $15.12
                                                                                                            ---------------
 Maximum offering price per share ($15.12 / 94.25%) ....................................................            $16.04
                                                                                                            ---------------
Class B:
 Net asset value and maximum offering price per share ($37,165,580 / 2,491,527 shares outstanding) a ...            $14.92
                                                                                                            ---------------
Class C:
 Net asset value per share ($270,417,482 / 18,309,976 shares outstanding) a ............................            $14.77
                                                                                                            ---------------
 Maximum offering price per share ($14.77 / 99.00%) ....................................................            $14.92
                                                                                                            ---------------

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.

20 |  See notes to financial statements.  |  Annual Report




TEMPLETON WORLD FUND

Financial Statements (Continued)

Statement of Operations
for the year ended August 31, 2003


Investment income:
 (net of foreign taxes of $12,229,686)
 Dividends ............................................................................  $134,947,151
 Interest .............................................................................    17,246,419
                                                                                         -------------
      Total investment income .........................................................   152,193,570
Expenses:
 Management fees (Note 3) .............................................................    37,439,690
 Administrative fees (Note 3) .........................................................     4,764,940
 Distribution fees (Note 3)
  Class A .............................................................................    14,433,814
  Class B .............................................................................       304,934
  Class C .............................................................................     2,448,448
 Transfer agent fees (Note 3) .........................................................     7,409,000
 Custodian fees .......................................................................     1,853,900
 Reports to shareholders ..............................................................       302,600
 Registration and filing fees .........................................................        48,800
 Professional fees ....................................................................       181,200
 Directors' fees and expenses .........................................................       142,400
 Other ................................................................................       134,200
                                                                                         -------------
      Total expenses ..................................................................    69,463,926
                                                                                         -------------
        Net investment income .........................................................    82,729,644
                                                                                         -------------
Realized and unrealized gains (losses): Net realized gain (loss) from:
  Investments .........................................................................    (6,340,803)
  Foreign currency transactions .......................................................     5,713,909
                                                                                         -------------
      Net realized gain (loss) ........................................................      (626,894)
Net unrealized appreciation
(depreciation) on:
 Investments ..........................................................................   633,165,402
 Translation of assets and liabilities denominated in foreign currencies ..............      (294,131)
 Deferred taxes (Note 1g) .............................................................    (1,746,416)
                                                                                         -------------
      Net unrealized appreciation (depreciation) ......................................   631,124,855
                                                                                         -------------
Net realized and unrealized gain (loss) ...............................................   630,497,961
                                                                                         -------------
Net increase (decrease) in net assets resulting from operations .......................  $713,227,605
                                                                                         -------------




                         Annual Report | See notes to financial statements. | 21




TEMPLETON WORLD FUND

Financial Statements (Continued)

Statements of Changes in Net Assets
for the years ended August 31, 2003 and 2002


                                                                                                 ---------------------------------
                                                                                                     2003              2002
                                                                                                 ---------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................................................................   $   82,729,644    $   80,122,709
  Net realized gain (loss) from investments and foreign currency transactions ................         (626,894)       11,906,970
  Net unrealized appreciation (depreciation) on investments, deferred taxes, and translation
  of assets and liabilities denominated in foreign currencies ................................      631,124,855      (464,195,610)
                                                                                                 ---------------------------------
      Net increase (decrease) in net assets resulting from operations ........................      713,227,605      (372,165,931)
Distributions to shareholders from:
 Net investment income:
  Class A ....................................................................................      (72,523,383)     (126,834,390)
  Class B ....................................................................................         (154,762)         (294,152)
  Class C ....................................................................................       (1,086,512)       (3,234,667)
                                                                                                 ---------------------------------
Total distributions to shareholders ..........................................................      (73,764,657)     (130,363,209)
Capital share transactions (Note 2):
  Class A ....................................................................................     (351,986,944)     (461,641,042)
  Class B ....................................................................................        4,132,452         5,910,281
  Class C ....................................................................................      (19,558,003)      (27,961,616)
                                                                                                 ---------------------------------
Total capital share transactions .............................................................     (367,412,495)     (483,692,377)
 Redemption fees (Note 1i) ...................................................................           62,189                --
       Net increase (decrease) in net assets .................................................      272,112,642      (986,221,517)
Net assets:

 Beginning of year ...........................................................................    6,455,296,766     7,441,518,283
                                                                                                 ---------------------------------
 End of year .................................................................................   $6,727,409,408    $6,455,296,766
                                                                                                 ---------------------------------
Undistributed net investment income included in net assets:
 End of year .................................................................................   $   79,000,859    $   42,153,577
                                                                                                 ---------------------------------




22 |  See notes to financial statements.  |  Annual Report




TEMPLETON WORLD FUND

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Templeton World Fund (the Fund) is a separate, diversified series of Templeton Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. Repurchase Agreements

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At August 31, 2003, all repurchase agreements held by the Fund had been entered into on the last business day of the month.

c. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting year.




                                                              Annual Report | 23




TEMPLETON WORLD FUND

Notes to Financial Statements (Continued)

1. Organization and Significant Accounting Policies (Continued)

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

e. Income Taxes

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

g. Deferred Taxes

Deferred taxes are recorded for estimated tax liabilities inherent in certain of the Fund's foreign portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.



24 |  Annual Report




TEMPLETON WORLD FUND

Notes to Financial Statements (Continued)

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting year. Actual results could differ from those estimates.

i. Redemption Fees

The Fund charges a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as additional paid in capital.

j. Guarantees and Indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

The Fund offers three classes of shares: Class A, Class B, and Class C shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At August 31, 2003, there were 3.7 billion shares of capital stock authorized ($1.00 par value) of which 1.2 billion shares have been classified as Fund shares as follows: 800 million Class A shares, 200 million Class B shares, and 200 million Class C shares. Transactions in the Fund's shares were as follows:




                                                              Annual Report | 25




TEMPLETON WORLD FUND

Notes to Financial Statements (CONTINUED)

2. CAPITAL STOCK (CONTINUED)

                                   -------------------------------------------------------------------
                                                         Year Ended August 31,
                                   -------------------------------------------------------------------
                                               2003                                 2002
                                      Shares          Amount              Shares           Amount
                                   -------------------------------------------------------------------
Class A Shares:
 Shares sold ....................   43,108,845    $ 569,487,270         53,222,355    $   777,636,348
 Shares issued on reinvestment of
  distributions .................    4,958,829       63,300,188          7,957,876        110,635,147
 Shares redeemed ................  (75,159,793)    (984,774,402)       (92,812,344)    (1,349,912,537)
                                   -------------------------------------------------------------------
 Net increase (decrease) ........  (27,092,119)   $(351,986,944)       (31,632,113)   $  (461,641,042)
                                   -------------------------------------------------------------------

Class B Shares:
 Shares sold ....................      602,090    $   7,840,084            706,786    $    10,300,210
 Shares issued on reinvestment of
  distributions .................       10,777          136,180             19,338            264,318
 Shares redeemed ................     (298,967)      (3,843,812)          (323,182)        (4,654,247)
                                   -------------------------------------------------------------------
 Net increase (decrease) ........      313,900    $   4,132,452            402,942    $     5,910,281
                                   -------------------------------------------------------------------

Class C Shares:
 Shares sold ....................    2,073,210    $  26,704,749          2,461,462    $    35,276,170
 Shares issued on reinvestment of
  distributions .................       76,643          959,951            208,344          2,816,804
 Shares redeemed ................   (3,724,434)     (47,222,703)        (4,655,013)       (66,054,590)
                                   -------------------------------------------------------------------
 Net increase (decrease) ........   (1,574,581)   $ (19,558,003)        (1,985,207)   $   (27,961,616)
                                   -------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, LLC (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

---------------------------------------------------------------------------
  Annualized Fee Rate   Average Daily Net Assets
---------------------------------------------------------------------------
        0.75%           First $200 million
        0.675%          Over $200 million, up to and including $1.3 billion
        0.60%           Over $1.3 billion

The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

---------------------------------------------------------------------------
  Annualized Fee Rate   Average Daily Net Assets
---------------------------------------------------------------------------
        0.15%           First $200 million
        0.135%          Over $200 million, up to and including $700 million
        0.10%           Over $700 million, up to and including $1.2 billion
        0.075%          Over $1.2 billion





26 |  Annual Report




TEMPLETON WORLD FUND

Notes to Financial Statements (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Under the Class A distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent years. At August 31, 2003, Distributors advised the Fund that unreimbursed costs were $2,712,689. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the year of $455,151 and $29,819, respectively.

4. INCOME TAXES

At August 31, 2003, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ..................................      $6,029,124,730
                                                            ---------------
Unrealized appreciation ..............................       1,093,872,630
Unrealized depreciation ..............................        (443,786,803)
                                                            ---------------
Net unrealized appreciation (depreciation) ...........      $  650,085,827
                                                            ---------------
Distributable earnings - ordinary income .............      $  103,897,800
                                                            ---------------

The tax character of distributions paid during the years ended August 31, 2003 and 2002, was as follows:

                                            -----------------------
                                               2003        2002
                                            -----------------------
Distributions paid from:
 Ordinary Income ........................  $73,764,657  $130,363,209
                                           -------------------------

Net investment income (loss) and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, foreign currency transactions, and bond discounts and premiums.

At August 31, 2003, the Fund had tax basis capital losses of $63,065,301 which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2010 .......................................     $32,161,030
 2011 .......................................      30,904,271
                                                  ------------
                                                  $63,065,301
                                                  ------------

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended August 31, 2003 aggregated $2,489,948,481 and $3,315,451,781, respectively.

                                                              Annual Report | 27




TEMPLETON WORLD FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Templeton World Fund at August 31, 2003 were as shown below.

--------------------------------------------------------------------------------------------------------
                                                                                             Realized
                                                                                              Capital
                                                                                  Investment   Gains
                           Number of                        Number of               Income   (Losses)
                          Shares Held    Gross      Gross  Shares Held   Value     9/01/02-  9/01/02-
  Name of Issuer         Aug. 31, 2002 Additions Reductions  8/31/03    8/31/03     8/31/03   8/31/03
--------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES

Crown Castle
International Corp. .....  12,950,765       --  (4,835,100) 8,115,665       *         --   $(1,188,010)
                                                                      ----------------------------------
Total Non-Controlled Affiliates                                             $--      $--   $(1,188,010)
                                                                      ----------------------------------

*As of August 31, 2003, no longer an affiliate.

28 |  Annual Report




TEMPLETON WORLD FUND

Independent Auditors' Report

to the Board of Directors and Shareholders of Templeton World Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton World Fund series of Templeton Funds, Inc. (the "Fund") at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
October 3, 2003


                                                              Annual Report | 29




TEMPLETON WORLD FUND

Tax Designation (Unaudited)

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund hereby designates up to a maximum of $80,498,373 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 26.50% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 2003.

At August 31, 2003, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on October 23, 2003, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a breakdown by country of foreign taxes paid and foreign source income, as designated by the Fund, to Class A, Class B and Class C shareholders.

----------------------------------------------------------------------------------------------------------------------
                           Class A                             Class B                           Class C
                   Foreign Tax     Foreign Source    Foreign Tax     Foreign Source    Foreign Tax     Foreign Source
  Country        Paid Per Share  Income Per Share  Paid Per Share  Income Per Share   Paid Per Share  Income Per Share
----------------------------------------------------------------------------------------------------------------------
Argentina .....      0.0000            0.0009           0.0000           0.0006           0.0000           0.0005
Australia .....      0.0000            0.0065           0.0000           0.0044           0.0000           0.0040
Bermuda .......      0.0000            0.0042           0.0000           0.0029           0.0000           0.0026
Brazil ........      0.0018            0.0078           0.0018           0.0052           0.0018           0.0048
Canada ........      0.0002            0.0013           0.0002           0.0009           0.0002           0.0008
China .........      0.0000            0.0116           0.0000           0.0078           0.0000           0.0071
Finland .......      0.0023            0.0096           0.0023           0.0065           0.0023           0.0059
France ........      0.0033            0.0156           0.0033           0.0105           0.0033           0.0096
Germany .......      0.0008            0.0178           0.0008           0.0120           0.0008           0.0109
Hong Kong .....      0.0000            0.0170           0.0000           0.0114           0.0000           0.0104
India .........      0.0004            0.0034           0.0004           0.0023           0.0004           0.0021
Italy .........      0.0004            0.0040           0.0004           0.0027           0.0004           0.0024
Japan .........      0.0010            0.0052           0.0010           0.0035           0.0010           0.0032
Mexico ........      0.0000            0.0057           0.0000           0.0038           0.0000           0.0035
Netherlands ...      0.0050            0.0215           0.0050           0.0144           0.0050           0.0132
New Zealand ...      0.0004            0.0035           0.0004           0.0024           0.0004           0.0022
Philippines ...      0.0001            0.0003           0.0001           0.0002           0.0001           0.0002
Singapore .....      0.0007            0.0019           0.0007           0.0013           0.0007           0.0012
South Korea ...      0.0039            0.0149           0.0039           0.0100           0.0039           0.0091
Spain .........      0.0011            0.0064           0.0011           0.0043           0.0011           0.0039
Sweden ........      0.0000            0.0034           0.0000           0.0023           0.0000           0.0021
Switzerland ...      0.0017            0.0071           0.0017           0.0048           0.0017           0.0044
Taiwan ........      0.0004            0.0001           0.0004           0.0001           0.0004           0.0001
United Kingdom       0.0042            0.0285           0.0042           0.0192           0.0042           0.0175
                    ----------------------------------------------------------------------------------------------
TOTAL .........     $0.0277           $0.1982          $0.0277          $0.1335          $0.0277          $0.1217
                    ----------------------------------------------------------------------------------------------

In January 2004, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2003 individual income tax returns.

30 |  Annual Report




BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

Independent Board Members

---------------------------------------------------------------------------------------------------------------------------------
                                                                       Number of Portfolios in
                                                   Length of           Fund Complex Overseen
 Name, Age and Address              Position       Time Served         by Board Member*              Other Directorships Held
---------------------------------------------------------------------------------------------------------------------------------
 Harris J. Ashton (71)              Director       Since 1992          142                           Director, Bar-S Foods (meat
 500 East Broward Blvd.                                                                              packing company).
 Suite 2100
 Fort Lauderdale, FL 33394-3091


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
 Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
---------------------------------------------------------------------------------------------------------------------------------
 S. Joseph Fortunato (71)           Director       Since 1992          143                           None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091



 Principal Occupation During Past 5 Years:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
---------------------------------------------------------------------------------------------------------------------------------
 Andrew H. Hines, Jr. (80)          Director       Since 1991          28                            None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091


 Principal Occupation During Past 5 Years:
 Consultant, Triangle Consulting Group; and FORMERLY, Executive-in-Residence, Eckerd College (1991-2002); Chairman and Director,
 Precise Power Corporation (1990-1997); Director, Checkers Drive-In Restaurants, Inc. (1994-1997); and Chairman of the Board and
 Chief Executive Officer, Florida Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
---------------------------------------------------------------------------------------------------------------------------------
 Betty P. Krahmer (74)              Director       Since 1990          21                            None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091


 Principal Occupation During Past 5 Years:
 Director or Trustee of various civic associations; and FORMERLY, Economic Analyst, U.S. government.
---------------------------------------------------------------------------------------------------------------------------------

                                                             Annual Report  | 31




---------------------------------------------------------------------------------------------------------------------------------
                                                                       Number of Portfolios in
                                                   Length of           Fund Complex Overseen
 Name, Age and Address              Position       Time Served         by Board Member*              Other Directorships Held
---------------------------------------------------------------------------------------------------------------------------------
 Gordon S. Macklin (75)             Director       Since 1993          142                           Director, White Mountains
 500 East Broward Blvd.                                                                              Insurance Group, Ltd.
 Suite 2100                                                                                          (holding company); Martek
 Fort Lauderdale, FL 33394-3091                                                                      Biosciences Corporation;
                                                                                                     MedImmune, Inc.
                                                                                                     (biotechnology);
                                                                                                     Overstock.com (Internet
                                                                                                     services); and Spacehab,
                                                                                                     Inc. (aerospace services);
                                                                                                     and FORMERLY, Director, MCI
                                                                                                     Communication Corporation
                                                                                                     (subsequently known as MCI
                                                                                                     WorldCom, Inc. and
                                                                                                     WorldCom, Inc.)
                                                                                                     (communications services)
                                                                                                     (1988-2002).


 Principal Occupation During Past 5 Years:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National
 Association of Securities Dealers, Inc. (1970-1987).
---------------------------------------------------------------------------------------------------------------------------------
 FRED R. MILLSAPS (74)              Director       Since 1990          28                            None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091




 Principal Occupation During Past 5 Years:
 Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and Light
 (1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
---------------------------------------------------------------------------------------------------------------------------------


Interested Board Members and Officers

---------------------------------------------------------------------------------------------------------------------------------
                                                                       Number of Portfolios in
                                                   Length of           Fund Complex Overseen
 Name, Age and Address              Position       Time Served         by Board Member*              Other Directorships Held
---------------------------------------------------------------------------------------------------------------------------------
 **Nicholas F. Brady (73)           Director       Since 1993          21                            Director, Amerada Hess
 500 East Broward Blvd.                                                                              Corporation (exploration
 Suite 2100                                                                                          and refining of oil and
 Fort Lauderdale, FL 33394-3091                                                                      gas); and C2, Inc.
                                                                                                     (operating and investment
                                                                                                     business); and FORMERLY,
                                                                                                     Director, H.J. Heinz
                                                                                                     Company (processed foods
                                                                                                     and allied products)
                                                                                                     (1987-1988; 1993-2003).

 Principal Occupation During Past 5 Years:
 Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas Investments, Ltd., Darby Emerging Markets
 Investments LDC and Darby Technology Ventures Group, LLC (investment firms) (1994-present); Director, Templeton Capital
 Advisors Ltd. and Franklin Templeton Investment Fund; and FORMERLY, Secretary of the United States Department of the
 Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S.
 Senator, New Jersey (April 1982-December 1982).
---------------------------------------------------------------------------------------------------------------------------------

32 |  Annual Report




---------------------------------------------------------------------------------------------------------------------------------
                                                                       Number of Portfolios in
                                                   Length of           Fund Complex Overseen
 Name, Age and Address              Position       Time Served         by Board Member*              Other Directorships Held
---------------------------------------------------------------------------------------------------------------------------------
 **Charles B. Johnson (70)          Director,      Vice President      142                           None
 One Franklin Parkway               Chairman of    since 1992 and
 San Mateo, CA 94403-1906           the Board and  Chairman of the
                                    Vice President Board and
                                                   Director since
                                                   1995




 Principal Occupation During Past 5 Years:
 Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
 President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
 **Rupert H. Johnson, Jr. (63)      Director and   Director since      125                           None
 One Franklin Parkway               Vice President 1992 and Vice
 San Mateo, CA 94403-1906                          President since
                                                   1996



 Principal Occupation During Past 5 Years:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
 Harmon E. Burns (58)               Vice President Since 1996          Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906



 Principal Occupation During Past 5 Years:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory
 Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
 Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
 Jeffery A. Everett (39)            President and  President since     Not Applicable                None
 PO Box N-7759                      Chief          2001 and Chief
 Lyford Cay, Nassau, Bahamas        Executive      Executive Officer -
                                    Officer -      Investment
                                    Investment     Management
                                    Management     since 2002




 Principal Occupation During Past 5 Years:
 President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
---------------------------------------------------------------------------------------------------------------------------------
 Martin L. Flanagan (43)            Vice President Since 1990          Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906


 Principal Occupation During Past 5 Years:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
 Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating
 Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin
 Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory
 Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------

                                                             Annual Report  | 33




---------------------------------------------------------------------------------------------------------------------------------
                                                                       Number of Portfolios in
                                                   Length of           Fund Complex Overseen
 Name, Age and Address              Position       Time Served         by Board Member*              Other Directorships Held
---------------------------------------------------------------------------------------------------------------------------------
 Jimmy D. Gambill (56)              Senior Vice    Since 2002          Not Applicable                None
 500 East Broward Blvd.             President and
 Suite 2100                         Chief
 Fort Lauderdale, FL 33394-3091     Executive
                                    Officer -
                                    Finance and
                                    Administration






 Principal Occupation During Past 5 Years:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
 David P. Goss (56)                 Vice President Since 2000          Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906


 Principal Occupation During Past 5 Years:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
 Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive
 Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
---------------------------------------------------------------------------------------------------------------------------------
 Barbara J. Green (55)              Vice President Vice President      Not Applicable                None
 One Franklin Parkway               and Secretary  since 2000 and
 San Mateo, CA 94403-1906                          Secretary since
                                                   1996





 Principal Occupation During Past 5 Years:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide,
 Inc.; Secretary, Franklin Mutual Advisers, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment
 Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney
 Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S.
 District Court (District of Massachusetts) (until 1979).
---------------------------------------------------------------------------------------------------------------------------------
 John R. Kay (63)                   Vice President Since 1994          Not Applicable                None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091


 Principal Occupation During Past 5 Years:
 Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice
 President, Franklin Templeton Services, LLC; and officer of one of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
---------------------------------------------------------------------------------------------------------------------------------
 Michael O. Magdol (66)             Vice President Since 2002          Not Applicable                Director, FTI Banque, Arch
 600 Fifth Avenue                   - AML Compliance                                                 Chemicals, Inc. and Lingnan
 Rockefeller Center                                                                                  Foundation
 New York, NY 10048-0772



 Principal Occupation During Past 5 Years:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin
 Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------

34 |  Annual Report




---------------------------------------------------------------------------------------------------------------------------------
                                                                       Number of Portfolios in
                                                    Length of          Fund Complex Overseen
 Name, Age and Address              Position        Time Served        by Board Member*              Other Directorships Held
---------------------------------------------------------------------------------------------------------------------------------
 Bruce S. Rosenberg (41)            Treasurer and   Treasurer since    Not Applicable                None
 500 East Broward Blvd.             Chief Financial 2000 and Chief
 Suite 2100                         Officer         Financial Officer
 Fort Lauderdale, FL 33394-3091                     since 2002



 Principal Occupation During Past 5 Years:
 Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
 Murray L. Simpson (66)             Vice President  Since 2000         Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906


 Principal Occupation During Past 5 Years:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
 FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and
 Director, Templeton Asset Management Ltd. (until 1999).
---------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment  companies  within the Franklin  Templeton  Investments fund complex.
These  portfolios  have a common  investment  adviser or  affiliated  investment advisers.  **Charles  B.  Johnson  and Rupert H.  Johnson,  Jr.  are  considered interested  persons of the Fund under the federal  securities  laws due to their
positions  as  officers  and  directors  and  major   shareholders  of  Franklin
Resources,  Inc. (Resources),  which is the parent company of the Fund's adviser and  distributor.  Nicholas F. Brady is considered  an interested  person of the
Fund under the federal  securities  laws due to his business  affiliations  with
Resources and Templeton Global Advisors  Limited.  On August 4, 2003,  Resources
announced that it had signed a definitive  agreement under which it will acquire all of Darby Overseas  Investments,  Ltd. (Darby  Investments) and the remaining portion not currently owned by Resources of Darby Overseas Partners, L.P. (Darby
Partners).  Mr. Brady will continue as Chairman of Darby  Investments,  which is the corporate general partner of Darby Partners. In addition, Darby Partners and
Templeton Global Advisors Limited are limited partners of Darby Emerging Markets
Fund,  L.P.  (DEMF).  Mr.  Brady will also  continue to serve as Chairman of the corporate  general partner of DEMF, and Darby Partners and Darby Investments own
100% of the stock of the general partner of DEMF.  Resources also is an investor in Darby  Technology  Ventures  Group,  LLC (DTV) in which  Darby  Partners is a significant  investor  and for which Darby  Partners  has the right to appoint a majority of the directors.  Templeton  Global Advisors Limited also is a limited partner in Darby--BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Partners is a significant  investor,  and the general partner of which Darby  Partners  controls  jointly with an  unaffiliated  third party.  Mr. Brady is also a director of Templeton  Capital Advisors Ltd. (TCAL), which  serves as  investment  manager to certain  unregistered  funds.  TCAL and
Templeton Global Advisors Limited are both indirect subsidiaries of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE  SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE
COMMISSION  REQUIRE THE FUND TO  DISCLOSE  WHETHER  THE FUND'S  AUDIT  COMMITTEE
INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE  FINANCIAL  EXPERT WITHIN
THE MEANING OF SUCH ACT AND RULES.  THE FUND'S BOARD OF DIRECTORS HAS DETERMINED
THAT THERE IS AT LEAST ONE SUCH FINANCIAL  EXPERT ON THE AUDIT COMMITTEE AND HAS
DESIGNATED FRED R. MILLSAPS AS AN AUDIT COMMITTEE  FINANCIAL  EXPERT.  THE BOARD
BELIEVES THAT MR. MILLSAPS  QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE
BUSINESS BACKGROUND AND EXPERIENCE. MR. MILLSAPS, WHO IS CURRENTLY A DIRECTOR OF
VARIOUS  BUSINESS  AND  NONPROFIT  ORGANIZATIONS,  HAS  SERVED  AS A MEMBER  AND
CHAIRMAN OF THE FUND AUDIT  COMMITTEE  SINCE 1991 AND WAS FORMERLY  CHAIRMAN AND
CHIEF  EXECUTIVE  OFFICER OF LANDMARK  BANKING  CORPORATION  AND FINANCIAL  VICE
PRESIDENT  OF  FLORIDA  POWER  AND  LIGHT.  AS A RESULT OF SUCH  BACKGROUND  AND
EXPERIENCE,  THE BOARD OF DIRECTORS  BELIEVES THAT MR.  MILLSAPS HAS ACQUIRED AN
UNDERSTANDING  OF  GENERALLY  ACCEPTED   ACCOUNTING   PRINCIPLES  AND  FINANCIAL
STATEMENTS,  THE GENERAL  APPLICATION OF SUCH  PRINCIPLES IN CONNECTION WITH THE
ACCOUNTING  ESTIMATES,  ACCRUALS AND  RESERVES,  AND  ANALYZING  AND  EVALUATING
FINANCIAL  STATEMENTS  THAT  PRESENT  A  BREADTH  AND  LEVEL  OF  COMPLEXITY  OF
ACCOUNTING  ISSUES  GENERALLY  COMPARABLE  TO THOSE OF THE  FUND,  AS WELL AS AN
UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN
UNDERSTANDING  OF AUDIT  COMMITTEE  FUNCTIONS.  MR.  MILLSAPS IS AN  INDEPENDENT
DIRECTOR AS THAT TERM IS DEFINED UNDER THE  APPLICABLE  SECURITIES  AND EXCHANGE
COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL  INFORMATION (SAI) INCLUDES  ADDITIONAL  INFORMATION
ABOUT  THE  BOARD  MEMBERS  AND IS  AVAILABLE,  WITHOUT  CHARGE,  UPON  REQUEST.
SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.

                                                             Annual Report  | 35




TEMPLETON WORLD FUND

Proxy Voting Policies and Procedures

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.

36 |  Annual Report



    [GRAPHIC]
FRANKLIN TEMPLETON   One Franklin Parkway
   INVESTMENTS       San Mateo, CA 94403-1906



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON WORLD FUND

AUDITORS

PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

This report must be preceded or accompanied by the current Templeton World Fund prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

102 A2003 10/03







--------------------------------------------------------------------------------
                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------


[PHOTO OMITTED]



--------------------------------------------------------------------------------
         ANNUAL REPORT AND SHAREHOLDER LETTER     |     INTERNATIONAL
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             TEMPLETON FOREIGN FUND
--------------------------------------------------------------------------------


WANT TO RECEIVE
THIS DOCUMENT
FASTER VIA EMAIL?
Eligible shareholders can
sign up for eDelivery at
franklintempleton.com.
See inside for details.
--------------------------------------------------------------------------------

                                 [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.


--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[PHOTO OMITTED]

Not part of the annual report


Contents

SHAREHOLDER LETTER ...............   1


ANNUAL REPORT

Templeton Foreign Fund ...........   3

Performance Summary ..............   6

Financial Highlights &
Statement of Investments .........  11

Financial Statements .............  24

Notes to Financial Statements ....  28

Independent Auditors' Report .....  35

Tax Designation ..................  36

Board Members and Officers .......  38

Proxy Voting Policies and
Procedures .......................  44

--------------------------------------------------------------------------------



Annual Report

Templeton Foreign Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton Foreign Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in foreign securities, which may include emerging markets.




We are pleased to bring you Templeton Foreign Fund's annual report for the fiscal year ended August 31, 2003.


PERFORMANCE OVERVIEW

For the 12 months under review, Templeton Foreign Fund - Class A delivered a 10.80% cumulative total return, as shown in the Performance Summary beginning on page 6. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index, which posted a 9.58% total return in U.S. dollar terms for the same period.1


ECONOMIC AND MARKET OVERVIEW

In the first half of 2003, gross domestic product growth accelerated in the U.S. and many emerging market economies; however, it lagged in Japan and the 12-nation euro zone mainly because of structural issues, including restrictive labor practices that have limited the ability of companies in those countries to lay off workers to control costs, and the relative weakening of the U.S. dollar versus the euro, which has made European imports into the U.S. less competitive. As the year progressed, investors appeared to downplay employment numbers and sluggish euro-zone growth predictions, and instead seemed to focus on stronger-than-expected earnings reports and corporate optimism for the second half of 2003.

Although investor pessimism seemingly prevailed in the first half of the Fund's fiscal year, investor optimism about a global economic recovery appeared to dominate the second half. Initially, the main drivers of the pessimism were fears of terrorist attacks, a potential war in Iraq and then the actual war, tensions with North Korea, disruption in oil production in Venezuela, and the spread of



1. Source: Standard & Poor's Micropal. The unmanaged MSCI EAFE Index is market capitalization-weighted and measures total returns of equity securities in developed markets in Europe, Australasia and the Far East. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.



GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 8/31/03

[BAR CHART OMITTED]



Europe ....................   43.5%

Asia ......................   35.4%

North America .............    5.4%

Latin America .............    2.4%

Australia & New Zealand ...    2.1%

Middle East & Africa ......    0.5%

Short-Term Investments
& Other Net Assets ........   10.7%




                                                               Annual Report | 3


severe acute respiratory syndrome. As these issues were either resolved or perceived as less threatening to global economic recovery, investor sentiment improved during the reporting period.

Global stock markets generally mirrored changes in investor sentiment. Many global stock markets experienced a sell-off in the first half of the Fund's fiscal year; however, they rebounded in the second half, with stock market increases in 2003's second quarter representing the largest quarterly gain in global equities since fourth quarter 1998. Beginning in March 2003, improving sentiment appeared to prompt many investors to swap into economically sensitive and financially leveraged companies, such as cyclicals, technology, small-cap stocks and emerging markets equities that in preceding quarters had performed poorly. For the Fund's fiscal year, most local stock market indexes in Asia, Europe and the Americas posted double-digit total returns in U.S. dollars.

Stock markets benefited from low inflation and accommodative fiscal and monetary policies in many countries, including the U.S. In addition, bonds as an investment alternative appeared less attractive due to higher relative tax rates on interest income compared with stock dividends.


INVESTMENT STRATEGY

Our investment strategy employs a "bottom-up," value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look internationally, we consider specific companies, rather than sectors or countries, while doing in-depth research to construct a bargain list from which we buy. Before we make a purchase, we look at the company's potential for earnings and growth over a five-year horizon.


MANAGER'S DISCUSSION

Over the past 12 months, Templeton Foreign Fund benefited from most of its holdings from all corners of the world. By region, Europe, Asia and North America contributed the highest returns to the Fund.

Emerging market shares, particularly PetroChina, Yue Yuen Industrial Holdings and Samsung Electronics, provided among the largest contributions to Fund performance. Each added more than 50 basis points (0.50%) to our total return for the period. We took some profits in Yue Yuen and PetroChina when their stock prices appreciated to target levels. Nonetheless, it is worth noting that three of our top six contributors to Fund performance over the past 12 months were Asian-

TOP 10 COUNTRIES
Based on Equity Securities
8/31/03

--------------------------------------
                           % OF TOTAL
                           NET ASSETS
--------------------------------------
  Japan                         13.2%
--------------------------------------
  Hong Kong                     11.6%
--------------------------------------
  U.K.                          11.2%
--------------------------------------
  Germany                        6.7%
--------------------------------------
  South Korea                    5.5%
--------------------------------------
  Netherlands                    5.2%
--------------------------------------
  Switzerland                    4.4%
--------------------------------------
  Finland                        4.3%
--------------------------------------
  France                         3.6%
--------------------------------------
  Canada                         3.1%
--------------------------------------


TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities
8/31/03

--------------------------------------
                           % OF TOTAL
                           NET ASSETS
--------------------------------------
  Oil & Gas                      7.0%
--------------------------------------
  Insurance                      5.1%
--------------------------------------
  Household Durables             4.7%
--------------------------------------
  Commercial Banks               4.5%
--------------------------------------
  Pharmaceuticals                4.5%
--------------------------------------
  Diversified Telecommunication
  Services                       4.4%
--------------------------------------
  Paper & Forest Products        4.3%
--------------------------------------
  Electric Utilities             4.2%
--------------------------------------
  Real Estate                    3.8%
--------------------------------------
  Metals & Mining                3.4%
--------------------------------------




4 |  Annual Report

based companies. Asia continued to be a rich source of opportunities and attractive valuations according to internal research by our global research team.

In Europe, Rodamco Europe, Koninklijke Philips Electronics and Repsol provided strong returns for the Fund. Rodamco, Europe's largest publicly traded retail shopping center owner, benefited from expectations of an improving consumer economy, which could lead to increased retail sales and demand for retail space in shopping centers. Repsol, an integrated oil and gas company, benefited from high oil prices and stabilizing Latin American economies, where the company has substantial business operations.

Notable holdings that detracted from Fund performance included U.K. telecom operator Cable and Wireless and U.K. conglomerate Invensys (formerly, BTR Siebe). Despite a strong balance sheet, Cable and Wireless experienced new competitive and business model challenges during the period. Invensys performed poorly as the company's management diverted its focus from improving its businesses and returns to merger integration issues arising from several acquisitions over the past five years. We sold both stocks at a loss by period-end.

It is important to note that there are special risks associated with global investing related to market, currency, economic, social, political and other factors. Emerging markets involve similar but heightened risks, in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. These risks and other considerations are discussed in the Fund's prospectus.

Thank you for your continued participation in Templeton Foreign Fund. We look forward to serving your future investment needs.

[PHOTO OF JEFFREY A. EVERETT OMITTED]

/S/Jeffrey A. Everett

Jeffrey A. Everett, CFA
Portfolio Manager
Templeton Foreign Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


TOP 10 EQUITY HOLDINGS
8/31/03

--------------------------------------------------------
  COMPANY                                    % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY                   NET ASSETS
--------------------------------------------------------
  Cheung Kong Holdings Ltd.                        2.9%
   REAL ESTATE, HONG KONG
--------------------------------------------------------
  Nippon Telegraph & Telephone Corp.               2.5%
   DIVERSIFIED TELECOMMUNICATION SERVICES,
   JAPAN
--------------------------------------------------------
  Sony Corp.                                       2.3%
    HOUSEHOLD DURABLES, JAPAN
--------------------------------------------------------
  Volkswagen AG, ord. & pfd.                       2.1%
    AUTOMOBILES, GERMANY
--------------------------------------------------------
  Samsung Electronics Co. Ltd., ord. & pfd.        2.0%
    SEMICONDUCTORS &
    SEMICONDUCTOR EQUIPMENT, SOUTH KOREA
--------------------------------------------------------
  Koninklijke Philips Electronics NV               2.0%
    HOUSEHOLD DURABLES, NETHERLANDS
--------------------------------------------------------
  Hutchison Whampoa Ltd.                           1.8%
    INDUSTRIAL CONGLOMERATES, HONG KONG
--------------------------------------------------------
  Aventis SA                                       1.7%
    PHARMACEUTICALS, FRANCE
--------------------------------------------------------
  Denso Corp.                                      1.7%
    AUTO COMPONENTS, JAPAN
--------------------------------------------------------
  UPM-Kymmene Corp.                                1.7%
    PAPER & FOREST PRODUCTS, FINLAND
--------------------------------------------------------


                                                               Annual Report | 5

Performance Summary as of 8/31/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION
-----------------------------------------------------------------------------------------------------
  CLASS A                                                  CHANGE           8/31/03          8/31/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$0.79             $9.61            $8.82
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/02-8/31/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1394
-----------------------------------------------------------------------------------------------------
  CLASS B                                                  CHANGE           8/31/03          8/31/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$0.77             $9.46            $8.69
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/02-8/31/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0856
-----------------------------------------------------------------------------------------------------
  CLASS C                                                  CHANGE           8/31/03          8/31/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$0.78             $9.47            $8.69
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/02-8/31/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0724
-----------------------------------------------------------------------------------------------------
  CLASS R                                                  CHANGE           8/31/03          8/31/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$0.75             $9.56            $8.81
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/02-8/31/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1473
-----------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                            CHANGE           8/31/03          8/31/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$0.79             $9.60            $8.81
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/02-8/31/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1617



6 | Past performance does not guarantee future results. | Annual Report

Performance Summary (CONTINUED)

PERFORMANCE
------------------------------------------------------------------------------------------------------
  CLASS A                                                 1-YEAR          5-YEAR           10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                               10.80%          46.45%            93.64%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                            4.41%           6.67%             6.20%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                          $10,441         $13,810           $18,250
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                      15.50%           6.80%             6.38%
------------------------------------------------------------------------------------------------------
  CLASS B                                                 1-YEAR          3-YEAR    INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                               10.00%          -2.63%            25.88%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                            6.00%          -1.82%             4.70%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                          $10,600          $9,465           $12,388
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                      17.69%          -0.44%             4.83%
------------------------------------------------------------------------------------------------------
  CLASS C                                                 1-YEAR          5-YEAR    INCEPTION (5/1/95)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                9.94%          41.11%            57.07%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                            7.83%           6.92%             5.44%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                          $10,783         $13,976           $15,554
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                      19.57%           7.08%             5.50%
------------------------------------------------------------------------------------------------------
  CLASS R                                                                 1-YEAR    INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                               10.46%             4.64%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                                            9.46%             2.77%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                                         $10,946            $10,464
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                                      21.33%             3.19%
------------------------------------------------------------------------------------------------------
  ADVISOR CLASS5                                          1-YEAR          5-YEAR           10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                               11.11%          48.17%            98.50%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                           11.11%           8.18%             7.10%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                          $11,111         $14,817           $19,850
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                      23.02%           8.35%             7.29%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


         Annual Report | Past performance does not guarantee future results. | 7

Performance Summary (CONTINUED)

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.



AVERAGE ANNUAL TOTAL RETURN
-------------------------------------
  CLASS A                     8/31/03
-------------------------------------
  1-Year                        4.41%
-------------------------------------
  5-Year                        6.67%
-------------------------------------
  10-Year                       6.20%




CLASS A (9/1/93-8/31/03

[LINE GRAPH OMITTED]

  PERIOD                       TEMPLETON FOREIGN FUND            MSCI EAFE INDEX(6)                 CPI(6)
  9/1/93                       9425                              10000                              10000
  9/30/93                      9349                              9777                               10021
  10/31/93                     9859                              10081                              10062
  11/30/93                     9693                              9202                               10069
  12/31/93                     10479                             9868                               10069
  1/31/94                      10964                             10704                              10097
  2/28/94                      10775                             10677                              10131
  3/31/94                      10475                             10219                              10166
  4/30/94                      10653                             10655                              10180
  5/31/94                      10653                             10596                              10186
  6/30/94                      10442                             10748                              10221
  7/31/94                      10831                             10854                              10249
  8/31/94                      11119                             11114                              10290
  9/30/94                      10942                             10766                              10318
  10/31/94                     11094                             11127                              10325
  11/30/94                     10692                             10595                              10338
  12/31/94                     10515                             10664                              10338
  1/31/95                      10336                             10256                              10380
  2/28/95                      10479                             10230                              10421
  3/31/95                      10563                             10871                              10456
  4/30/95                      10921                             11282                              10490
  5/31/95                      11171                             11151                              10511
  6/30/95                      11219                             10958                              10532
  7/31/95                      11731                             11643                              10532
  8/31/95                      11469                             11202                              10559
  9/30/95                      11660                             11424                              10580
  10/31/95                     11364                             11119                              10615
  11/30/95                     11489                             11432                              10608
  12/31/95                     11688                             11895                              10601
  1/31/96                      12070                             11947                              10663
  2/29/96                      12172                             11990                              10698
  3/31/96                      12236                             12248                              10753
  4/30/96                      12554                             12607                              10794
  5/31/96                      12681                             12378                              10815
  6/30/96                      12745                             12451                              10822
  7/31/96                      12401                             12090                              10843
  8/31/96                      12694                             12120                              10863
  9/30/96                      12834                             12445                              10898
  10/31/96                     12989                             12320                              10932
  11/30/96                     13478                             12814                              10953
  12/31/96                     13792                             12652                              10953
  1/31/97                      13978                             12212                              10988
  2/28/97                      14124                             12415                              11022
  3/31/97                      14271                             12463                              11050
  4/30/97                      14351                             12532                              11064
  5/31/97                      14830                             13351                              11057
  6/30/97                      15336                             14090                              11070
  7/31/97                      15762                             14321                              11084
  8/31/97                      15176                             13254                              11105
  9/30/97                      16028                             14000                              11133
  10/31/97                     14840                             12927                              11160
  11/30/97                     14681                             12798                              11153
  12/31/97                     14709                             12912                              11140
  1/31/98                      14768                             13506                              11160
  2/28/98                      15566                             14376                              11181
  3/31/98                      16290                             14821                              11202
  4/30/98                      16379                             14942                              11222
  5/31/98                      15699                             14873                              11243
  6/30/98                      15093                             14989                              11257
  7/31/98                      14916                             15144                              11271
  8/31/98                      12462                             13271                              11285
  9/30/98                      12491                             12868                              11298
  10/31/98                     13806                             14213                              11326
  11/30/98                     14273                             14945                              11326
  12/31/98                     13990                             15538                              11319
  1/31/99                      13756                             15495                              11347
  2/28/99                      13640                             15130                              11360
  3/31/99                      14857                             15765                              11395
  4/30/99                      16858                             16407                              11478
  5/31/99                      16091                             15566                              11478
  6/30/99                      17175                             16176                              11478
  7/31/99                      17358                             16661                              11512
  8/31/99                      17491                             16726                              11540
  9/30/99                      17091                             16898                              11595
  10/31/99                     17086                             17534                              11616
  11/30/99                     17929                             18147                              11623
  12/31/99                     19475                             19779                              11623
  1/31/00                      18034                             18526                              11657
  2/29/00                      17653                             19028                              11727
  3/31/00                      18382                             19770                              11823
  4/30/00                      17774                             18733                              11830
  5/31/00                      17826                             18279                              11844
  6/30/00                      18486                             18998                              11906
  7/31/00                      18277                             18205                              11934
  8/31/00                      18330                             18367                              11934
  9/30/00                      17757                             17476                              11996
  10/31/00                     17611                             17067                              12017
  11/30/00                     17700                             16431                              12023
  12/31/00                     18761                             17019                              12017
  1/31/01                      18942                             17010                              12093
  2/28/01                      18561                             15736                              12141
  3/31/01                      17255                             14695                              12169
  4/30/01                      18253                             15725                              12217
  5/31/01                      18234                             15183                              12272
  6/30/01                      17926                             14567                              12293
  7/31/01                      17654                             14304                              12258
  8/31/01                      17581                             13944                              12258
  9/30/01                      15513                             12535                              12314
  10/31/01                     16112                             12855                              12272
  11/30/01                     16931                             13330                              12251
  12/31/01                     17275                             13410                              12203
  1/31/02                      16864                             12698                              12231
  2/28/02                      17181                             12788                              12279
  3/31/02                      18078                             13486                              12348
  4/30/02                      18358                             13584                              12417
  5/31/02                      18731                             13768                              12417
  6/30/02                      17984                             13225                              12424
  7/31/02                      16565                             11920                              12438
  8/31/02                      16472                             11896                              12479
  9/30/02                      15034                             10622                              12500
  10/31/02                     15696                             11193                              12521
  11/30/02                     16435                             11703                              12521
  12/31/02                     15781                             11310                              12493
  1/31/03                      15402                             10839                              12548
  2/28/03                      14889                             10591                              12645
  3/31/03                      14319                             10391                              12721
  4/30/03                      15516                             11421                              12693
  5/31/03                      16446                             12124                              12673
  6/30/03                      16864                             12424                              12686
  7/31/03                      17548                             12726                              12700
  8/31/03                      18250                             13036                              12749


AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS B                     8/31/03
--------------------------------------
  1-Year                        6.00%
--------------------------------------
  3-Year                       -1.82%
--------------------------------------
  Since Inception (1/1/99)      4.70%




CLASS B (1/1/99-8/31/03

[LINE GRAPH OMITTED]

PERIOD                  TEMPLETON FOREIGN FUND          MSCI EAFE INDEX(6)           CPI(6)
1/1/99                  10000                           10000                        10000
1/31/99                 9821                            9973                         10024
2/28/99                 9738                            9737                         10037
3/31/99                 10584                           10146                        10067
4/30/99                 12014                           10560                        10140
5/31/99                 11454                           10018                        10140
6/30/99                 12217                           10411                        10140
7/31/99                 12348                           10723                        10171
8/31/99                 12431                           10764                        10195
9/30/99                 12133                           10875                        10244
10/31/99                12136                           11285                        10262
11/30/99                12714                           11679                        10268
12/31/99                13808                           12730                        10268
1/31/00                 12779                           11923                        10299
2/29/00                 12506                           12246                        10360
3/31/00                 13015                           12724                        10445
4/30/00                 12581                           12056                        10451
5/31/00                 12606                           11764                        10464
6/30/00                 13064                           12227                        10519
7/31/00                 12903                           11717                        10543
8/31/00                 12928                           11821                        10543
9/30/00                 12519                           11248                        10598
10/31/00                12403                           10984                        10616
11/30/00                12467                           10575                        10622
12/31/00                13203                           10953                        10616
1/31/01                 13319                           10948                        10683
2/28/01                 13048                           10128                        10726
3/31/01                 12121                           9457                         10750
4/30/01                 12817                           10121                        10793
5/31/01                 12804                           9771                         10842
6/30/01                 12572                           9375                         10860
7/31/01                 12379                           9206                         10830
8/31/01                 12314                           8974                         10830
9/30/01                 10859                           8067                         10879
10/31/01                11268                           8274                         10842
11/30/01                11847                           8579                         10824
12/31/01                12075                           8630                         10781
1/31/02                 11773                           8172                         10805
2/28/02                 11983                           8230                         10848
3/31/02                 12615                           8679                         10909
4/30/02                 12787                           8742                         10970
5/31/02                 13050                           8861                         10970
6/30/02                 12523                           8512                         10976
7/31/02                 11522                           7672                         10988
8/31/02                 11443                           7656                         11025
9/30/02                 10443                           6836                         11043
10/31/02                10903                           7204                         11062
11/30/02                11395                           7532                         11062
12/31/02                10951                           7279                         11037
1/31/03                 10672                           6976                         11086
2/28/03                 10313                           6816                         11171
3/31/03                 9914                            6687                         11239
4/30/03                 10739                           7351                         11214
5/31/03                 11377                           7803                         11196
6/30/03                 11657                           7996                         11208
7/31/03                 12109                           8191                         11220
8/31/03                 12388                           8390                         11263




8 | Past performance does not guarantee future results. | Annual Report


Performance Summary (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS C                     8/31/03
--------------------------------------
  1-Year                        7.83%
--------------------------------------
  5-Year                        6.92%
--------------------------------------
  Since Inception (5/1/95)      5.44%


CLASS C (5/1/95-8/31/03)

[LINE GRAPH OMITTED]

PERIOD                 TEMPLETON FOREIGN FUND               MSCI EAFE INDEX(6)           CPI(6)
5/1/95                 9903                                 10000                        10000
5/31/95                10119                                9883                         10020
6/30/95                10162                                9713                         10039
7/31/95                10617                                10320                        10039
8/31/95                10379                                9929                         10066
9/30/95                10541                                10125                        10086
10/31/95               10261                                9856                         10118
11/30/95               10386                                10133                        10112
12/31/95               10551                                10543                        10105
1/31/96                10897                                10589                        10165
2/29/96                10978                                10628                        10197
3/31/96                11024                                10856                        10250
4/30/96                11313                                11174                        10290
5/31/96                11416                                10971                        10309
6/30/96                11463                                11036                        10316
7/31/96                11139                                10716                        10336
8/31/96                11393                                10742                        10355
9/30/96                11520                                11030                        10388
10/31/96               11654                                10920                        10421
11/30/96               12084                                11357                        10441
12/31/96               12353                                11214                        10441
1/31/97                12509                                10824                        10474
2/28/97                12641                                11004                        10507
3/31/97                12761                                11046                        10533
4/30/97                12833                                11108                        10546
5/31/97                13242                                11833                        10540
6/30/97                13686                                12488                        10553
7/31/97                14059                                12693                        10566
8/31/97                13518                                11748                        10586
9/30/97                14287                                12408                        10612
10/31/97               13219                                11457                        10639
11/30/97               13063                                11343                        10632
12/31/97               13081                                11445                        10619
1/31/98                13121                                11971                        10639
2/28/98                13824                                12742                        10658
3/31/98                14462                                13137                        10678
4/30/98                14542                                13244                        10698
5/31/98                13917                                13183                        10718
6/30/98                13373                                13285                        10731
7/31/98                13214                                13423                        10744
8/31/98                11022                                11763                        10757
9/30/98                11049                                11405                        10770
10/31/98               12195                                12598                        10797
11/30/98               12613                                13246                        10797
12/31/98               12359                                13772                        10790
1/31/99                12135                                13734                        10816
2/28/99                12031                                13410                        10829
3/31/99                13090                                13973                        10862
4/30/99                14849                                14543                        10941
5/31/99                14163                                13797                        10941
6/30/99                15102                                14338                        10941
7/31/99                15266                                14767                        10974
8/31/99                15371                                14825                        11001
9/30/99                14998                                14977                        11053
10/31/99               15002                                15541                        11073
11/30/99               15719                                16085                        11080
12/31/99               17067                                17531                        11080
1/31/00                15806                                16421                        11113
2/29/00                15453                                16866                        11178
3/31/00                16083                                17523                        11271
4/30/00                15545                                16604                        11277
5/31/00                15576                                16201                        11290
6/30/00                16145                                16839                        11350
7/31/00                15945                                16136                        11376
8/31/00                15976                                16280                        11376
9/30/00                15468                                15490                        11435
10/31/00               15324                                15127                        11455
11/30/00               15419                                14563                        11461
12/31/00               16312                                15084                        11455
1/31/01                16456                                15077                        11527
2/28/01                16121                                13948                        11573
3/31/01                14973                                13025                        11600
4/30/01                15834                                13938                        11646
5/31/01                15818                                13457                        11698
6/30/01                15531                                12912                        11718
7/31/01                15292                                12678                        11685
8/31/01                15228                                12359                        11685
9/30/01                13426                                11110                        11738
10/31/01               13932                                11394                        11698
11/30/01               14631                                11815                        11679
12/31/01               14912                                11886                        11633
1/31/02                14554                                11255                        11659
2/28/02                14815                                11335                        11705
3/31/02                15580                                11953                        11771
4/30/02                15808                                12040                        11837
5/31/02                16133                                12203                        11837
6/30/02                15482                                11722                        11843
7/31/02                14245                                10566                        11856
8/31/02                14147                                10544                        11896
9/30/02                12894                                9414                         11916
10/31/02               13460                                9921                         11935
11/30/02               14084                                10373                        11935
12/31/02               13533                                10025                        11909
1/31/03                13189                                9607                         11962
2/28/03                12745                                9387                         12054
3/31/03                12252                                9210                         12126
4/30/03                13271                                10123                        12100
5/31/03                14059                                10746                        12080
6/30/03                14404                                11012                        12093
7/31/03                14962                                11280                        12107
8/31/03                15554                                11554                        12153


AVERAGE ANNUAL TOTAL RETURN
-------------------------------------
  CLASS R                     8/31/03
-------------------------------------
  1-Year                        9.46%
-------------------------------------
  Since Inception (1/1/02)      2.77%


CLASS R (1/1/02-8/31/03)

[LINE GRAPH OMITTED]

  Period                      Templeton Foreign Fund               MSCI EAFE Index(6)                 CPI(6)
  1/1/02                      10000                                10000                              10000
  1/31/02                     9710                                 9469                               10023
  2/28/02                     9882                                 9536                               10062
  3/31/02                     10409                                10057                              10119
  4/30/02                     10559                                10130                              10175
  5/31/02                     10774                                10267                              10175
  6/30/02                     10345                                9862                               10181
  7/31/02                     9527                                 8889                               10192
  8/31/02                     9473                                 8871                               10226
  9/30/02                     8635                                 7921                               10243
  10/31/02                    9028                                 8347                               10260
  11/30/02                    9442                                 8727                               10260
  12/31/02                    9074                                 8434                               10238
  1/31/03                     8845                                 8083                               10283
  2/28/03                     8548                                 7898                               10362
  3/31/03                     8220                                 7749                               10424
  4/30/03                     8910                                 8517                               10402
  5/31/03                     9446                                 9041                               10385
  6/30/03                     9676                                 9265                               10396
  7/31/03                     10059                                9491                               10407
  8/31/03                     10464                                9721                               10447


         Annual Report | Past performance does not guarantee future results. | 9


Performance Summary (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN
-------------------------------------
  ADVISOR CLASS5              8/31/03
-------------------------------------
  1-Year                       11.11%
-------------------------------------
  5-Year                        8.18%
-------------------------------------
  10-Year                       7.10%


ADVISOR CLASS (9/1/93-8/31/03)

[LINE GRAPH OMITTED]

  Period                     Templeton Foreign Fund                  MSCI EAFE Index(6)                CPI(6)
  9/1/93                     10000                                   10000                             10000
  9/30/93                    9920                                    9777                              10021
  10/31/93                   10461                                   10081                             10062
  11/30/93                   10285                                   9202                              10069
  12/31/93                   11119                                   9868                              10069
  1/31/94                    11633                                   10704                             10097
  2/28/94                    11433                                   10677                             10131
  3/31/94                    11115                                   10219                             10166
  4/30/94                    11303                                   10655                             10180
  5/31/94                    11303                                   10596                             10186
  6/30/94                    11079                                   10748                             10221
  7/31/94                    11492                                   10854                             10249
  8/31/94                    11798                                   11114                             10290
  9/30/94                    11610                                   10766                             10318
  10/31/94                   11771                                   11127                             10325
  11/30/94                   11345                                   10595                             10338
  12/31/94                   11157                                   10664                             10338
  1/31/95                    10967                                   10256                             10380
  2/28/95                    11119                                   10230                             10421
  3/31/95                    11208                                   10871                             10456
  4/30/95                    11587                                   11282                             10490
  5/31/95                    11853                                   11151                             10511
  6/30/95                    11903                                   10958                             10532
  7/31/95                    12447                                   11643                             10532
  8/31/95                    12169                                   11202                             10559
  9/30/95                    12371                                   11424                             10580
  10/31/95                   12058                                   11119                             10615
  11/30/95                   12191                                   11432                             10608
  12/31/95                   12402                                   11895                             10601
  1/31/96                    12807                                   11947                             10663
  2/29/96                    12915                                   11990                             10698
  3/31/96                    12982                                   12248                             10753
  4/30/96                    13320                                   12607                             10794
  5/31/96                    13455                                   12378                             10815
  6/30/96                    13523                                   12451                             10822
  7/31/96                    13158                                   12090                             10843
  8/31/96                    13469                                   12120                             10863
  9/30/96                    13617                                   12445                             10898
  10/31/96                   13782                                   12320                             10932
  11/30/96                   14301                                   12814                             10953
  12/31/96                   14634                                   12652                             10953
  1/31/97                    14976                                   12212                             10988
  2/28/97                    15148                                   12415                             11022
  3/31/97                    15305                                   12463                             11050
  4/30/97                    15405                                   12532                             11064
  5/31/97                    15919                                   13351                             11057
  6/30/97                    16460                                   14090                             11070
  7/31/97                    16930                                   14321                             11084
  8/31/97                    16289                                   13254                             11105
  9/30/97                    17216                                   14000                             11133
  10/31/97                   15937                                   12927                             11160
  11/30/97                   15782                                   12798                             11153
  12/31/97                   15811                                   12912                             11140
  1/31/98                    15874                                   13506                             11160
  2/28/98                    16730                                   14376                             11181
  3/31/98                    17524                                   14821                             11202
  4/30/98                    17620                                   14942                             11222
  5/31/98                    16890                                   14873                             11243
  6/30/98                    16223                                   14989                             11257
  7/31/98                    16033                                   15144                             11271
  8/31/98                    13397                                   13271                             11285
  9/30/98                    13429                                   12868                             11298
  10/31/98                   14841                                   14213                             11326
  11/30/98                   15361                                   14945                             11326
  12/31/98                   15056                                   15538                             11319
  1/31/99                    14805                                   15495                             11347
  2/28/99                    14698                                   15130                             11360
  3/31/99                    15989                                   15765                             11395
  4/30/99                    18161                                   16407                             11478
  5/31/99                    17335                                   15566                             11478
  6/30/99                    18502                                   16176                             11478
  7/31/99                    18700                                   16661                             11512
  8/31/99                    18843                                   16726                             11540
  9/30/99                    18412                                   16898                             11595
  10/31/99                   18416                                   17534                             11616
  11/30/99                   19324                                   18147                             11623
  12/31/99                   21009                                   19779                             11623
  1/31/00                    19454                                   18526                             11657
  2/29/00                    19042                                   19028                             11727
  3/31/00                    19848                                   19770                             11823
  4/30/00                    19191                                   18733                             11830
  5/31/00                    19248                                   18279                             11844
  6/30/00                    19960                                   18998                             11906
  7/31/00                    19735                                   18205                             11934
  8/31/00                    19791                                   18367                             11934
  9/30/00                    19173                                   17476                             11996
  10/31/00                   19015                                   17067                             12017
  11/30/00                   19131                                   16431                             12023
  12/31/00                   20275                                   17019                             12017
  1/31/01                    20472                                   17010                             12093
  2/28/01                    20079                                   15736                             12141
  3/31/01                    18664                                   14695                             12169
  4/30/01                    19745                                   15725                             12217
  5/31/01                    19745                                   15183                             12272
  6/30/01                    19410                                   14567                             12293
  7/31/01                    19116                                   14304                             12258
  8/31/01                    19037                                   13944                             12258
  9/30/01                    16817                                   12535                             12314
  10/31/01                   17441                                   12855                             12272
  11/30/01                   18350                                   13330                             12251
  12/31/01                   18718                                   13410                             12203
  1/31/02                    18271                                   12698                             12231
  2/28/02                    18617                                   12788                             12279
  3/31/02                    19610                                   13486                             12348
  4/30/02                    19894                                   13584                             12417
  5/31/02                    20319                                   13768                             12417
  6/30/02                    19508                                   13225                             12424
  7/31/02                    17967                                   11920                             12438
  8/31/02                    17865                                   11896                             12479
  9/30/02                    16304                                   10622                             12500
  10/31/02                   17035                                   11193                             12521
  11/30/02                   17839                                   11703                             12521
  12/31/02                   17142                                   11310                             12493
  1/31/03                    16728                                   10839                             12548
  2/28/03                    16191                                   10591                             12645
  3/31/03                    15550                                   10391                             12721
  4/30/03                    16873                                   11421                             12693
  5/31/03                    17887                                   12124                             12673
  6/30/03                    18341                                   12424                             12686
  7/31/03                    19085                                   12726                             12700
  8/31/03                    19850                                   13036                             12749



ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THESE AND OTHER RISKS ARE DISCUSSED MORE FULLY IN THE FUND'S PROSPECTUS.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 7/1/92, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 35.65% and 4.68%.

6. Source: Standard & Poor's Micropal. The MSCI EAFE Index is market capitalization-weighted and measures total returns of equity securities in developed markets in Europe, Australasia and the Far East.


10 | Past performance does not guarantee future results. | Annual Report

Templeton Foreign Fund

FINANCIAL HIGHLIGHTS

                                                                 --------------------------------------------------------------
                                                                                        YEAR ENDED AUGUST 31,
CLASS A                                                              2003         2002        2001          2000         1999
                                                                 --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...........................      $8.82        $9.69      $10.56        $10.49        $8.43
                                                                 --------------------------------------------------------------

Income from investment operations:

 Net investment income a .....................................        .15          .15         .26           .23          .27

 Net realized and unrealized gains (losses) ..................        .77         (.77)       (.69)          .25         2.82
                                                                 --------------------------------------------------------------

Total from investment operations .............................        .92         (.62)       (.43)          .48         3.09
                                                                 --------------------------------------------------------------

Less distributions from:

 Net investment income .......................................       (.14)        (.25)       (.23)         (.32)        (.26)

 Net realized gains ..........................................         --           --        (.21)         (.09)        (.77)
                                                                 --------------------------------------------------------------

Total distributions ..........................................       (.14)        (.25)       (.44)         (.41)       (1.03)
                                                                 --------------------------------------------------------------

Redemption fees ..............................................         --c          --          --            --           --
                                                                 --------------------------------------------------------------

Net asset value, end of year .................................      $9.60        $8.82       $9.69        $10.56       $10.49
                                                                 --------------------------------------------------------------

Total return b ...............................................     10.80%       (6.31)%     (4.08)%        4.79%       40.36%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............................. $9,896,279   $8,325,977  $9,165,696   $11,489,339  $11,940,654

Ratios to average net assets

 Expenses ....................................................      1.22%        1.16%       1.18%         1.15%        1.13%

 Net investment income .......................................      1.79%        1.63%       2.54%         2.14%        2.92%

Portfolio turnover rate ......................................     33.36%       34.15%      21.38%        44.77%       26.11%



a Based on average weighted shares outstanding.

b Total return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

c Amount is less than $0.01 per share.


                                                              Annual Report | 11

Templeton Foreign Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 --------------------------------------------------------------
                                                                                         YEAR ENDED AUGUST 31,
CLASS B                                                                  2003         2002       2001        2000        1999D
                                                                 --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................         $8.69        $9.56     $10.43      $10.43       $8.39
                                                                 --------------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a ...............................           .07          .08        .18         .16         .14

 Net realized and unrealized gains (losses) ...................           .79         (.76)      (.67)        .23        1.90
                                                                 --------------------------------------------------------------

Total from investment operations ..............................           .86         (.68)      (.49)        .39        2.04
                                                                 --------------------------------------------------------------

Less distributions from:

 Net investment income ........................................          (.09)        (.19)      (.17)       (.30)         --

 Net realized gains ...........................................            --           --       (.21)       (.09)         --
                                                                 --------------------------------------------------------------

Total distributions ...........................................          (.09)        (.19)      (.38)       (.39)         --
                                                                 --------------------------------------------------------------

Redemption fees ...............................................            --c          --         --          --          --
                                                                 --------------------------------------------------------------

Net asset value, end of year ..................................         $9.46        $8.69      $9.56      $10.43      $10.43
                                                                 --------------------------------------------------------------

Total return b ................................................        10.00%      (7.07)%    (4.75)%       3.99%      24.31%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............................      $138,026      $87,135    $64,360     $53,313     $16,765

Ratios to average net assets:

 Expenses .....................................................         1.97%        1.91%      1.93%       1.90%       1.91%e

 Net investment income (loss) .................................         1.04%         .88%      1.83%       1.54%       2.14%e

Portfolio turnover rate .......................................        33.36%       34.15%     21.38%      44.77%      26.11%


a Based on average weighted shares outstanding.

b Total return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

c Amount is less than $0.01 per share.

d For the period January 1, 1999 (effective date) to August 31, 1999.

e Annualized.



12 |  Annual Report

Templeton Foreign Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 --------------------------------------------------------------
                                                                                         YEAR ENDED AUGUST 31,
CLASS C                                                                  2003         2002       2001        2000        1999
                                                                 --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...........................          $8.69        $9.55     $10.39      $10.31       $8.30
                                                                 --------------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a ..............................            .08          .08        .18         .14         .19

 Net realized and unrealized gains (losses) ..................            .77         (.76)      (.66)        .25        2.79
                                                                 --------------------------------------------------------------

Total from investment operations .............................            .85         (.68)      (.48)        .39        2.98
                                                                 --------------------------------------------------------------
Less distributions from:

 Net investment income .......................................           (.07)        (.18)      (.15)       (.22)       (.20)

 Net realized gains ..........................................             --           --       (.21)       (.09)       (.77)
                                                                 --------------------------------------------------------------

Total distributions ..........................................           (.07)        (.18)      (.36)       (.31)       (.97)
                                                                 --------------------------------------------------------------

Redemption fees ..............................................             --c          --         --          --          --
                                                                 --------------------------------------------------------------

Net asset value, end of year .................................          $9.47        $8.69      $9.55      $10.39      $10.31
                                                                 --------------------------------------------------------------

Total return b ...............................................           9.94%       (7.10)%    (4.68)%      3.94%      39.45%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................        $900,811      $793,143   $899,275 $1,127,869  $1,196,084

Ratios to average net assets:

 Expenses ....................................................           1.97%         1.91%      1.92%      1.90%       1.88%

 Net investment income (loss) ................................           1.04%          .88%      1.80%      1.39%       2.15%

Portfolio turnover rate ......................................          33.36%        34.15%     21.38%     44.77%      26.11%



a Based on average weighted shares outstanding.

b Total return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

c Amount is less than $0.01 per share.



                                                              Annual Report | 13

Templeton Foreign Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                  ------------------------------------------
                                                                        YEAR ENDED          PERIOD ENDED
CLASS R                                                               AUGUST 31, 2003     AUGUST 31, 2002 D
                                                                  ------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............................            $8.81                   $9.30
                                                                  ------------------------------------------

Income from investment operations:

 Net investment income a ........................................              .14                     .14

 Net realized and unrealized gains (losses) .....................              .76                    (.63)
                                                                  ------------------------------------------

Total from investment operations ................................              .90                    (.49)
                                                                  ------------------------------------------

Less distributions from net investment income ...................             (.15)                     --
                                                                  ------------------------------------------

Redemption fees .................................................               --c                     --
                                                                  ------------------------------------------

Net asset value, end of year ....................................            $9.56                   $8.81
                                                                  ------------------------------------------

Total return b ..................................................           10.46%                 (5.27)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................          $55,346                  $5,641

Ratios to average net assets:

 Expenses .......................................................            1.47%                   1.41%e

 Net investment income ..........................................            1.54%                   1.38%e

Portfolio turnover rate .........................................           33.36%                  34.15%



a Based on average weighted shares outstanding.

b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

c Amount is less than $0.01 per share.

d For the period January 2, 2002 (effective date) to August 31, 2002.

e Annualized.



14 |  Annual Report

Templeton Foreign Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      -------------------------------------------------------------
                                                                                          YEAR ENDED AUGUST 31,
ADVISOR CLASS                                                            2003         2002       2001        2000        1999
                                                                      -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................        $8.81        $9.69     $10.56      $10.50       $8.44
                                                                      -------------------------------------------------------------

Income from investment operations:

 Net investment income a .......................................          .17          .17        .28         .26         .29

 Net realized and unrealized gains (losses) ....................          .77         (.77)      (.68)        .24        2.81
                                                                      -------------------------------------------------------------

Total from investment operations ...............................          .94         (.60)      (.40)        .50        3.10
                                                                      -------------------------------------------------------------
Less distributions from:

 Net investment income .........................................         (.16)        (.28)      (.26)       (.35)       (.27)

 Net realized gains ............................................           --           --       (.21)       (.09)       (.77)
                                                                      -------------------------------------------------------------

Total distributions ............................................         (.16)        (.28)      (.47)       (.44)      (1.04)
                                                                      -------------------------------------------------------------

Redemption fees ................................................           --c          --         --          --          --
                                                                      -------------------------------------------------------------

Net asset value, end of year ...................................        $9.59        $8.81      $9.69      $10.56      $10.50
                                                                      -------------------------------------------------------------

Total return b .................................................       11.11%      (6.15)%    (3.81)%       5.03%      40.65%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ................................     $421,725     $297,866   $102,846    $117,129     $77,203

Ratios to average net assets:

 Expenses ......................................................         .97%         .91%       .93%        .90%        .88%

 Net investment income .........................................        2.04%        1.88%      2.78%       2.45%       3.18%

Portfolio turnover rate ........................................       33.36%       34.15%     21.38%      44.77%      26.11%



a Based on average weighted shares outstanding.

b Total return is not annualized for periods less than one year.

c Amount is less than $0.01 per share.



                         Annual Report | See notes to financial statements. | 15

Templeton Foreign Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2003


---------------------------------------------------------------------------------------------------------------------------
                                                          INDUSTRY                         SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 85.4%
   ARGENTINA
a  Inversiones Y Representacion SA .......               Real Estate                             4         $             3
a  Inversiones y Representacion
    SA, GDR ..............................               Real Estate                       216,576               1,836,568
a  Petrobras Energia Participaciones
    SA, B, ADR ...........................                Oil & Gas                        208,455               1,563,413
                                                                                                           ----------------
                                                                                                                 3,399,984
                                                                                                           ----------------
   AUSTRALIA 1.2%
   Alumina Ltd. ..........................             Metals & Mining                      61,470                 200,921
   APN News & Media Ltd. .................                  Media                        2,091,418               4,873,207
   BHP Billiton Ltd. .....................             Metals & Mining                      31,004                 219,336
   BHP Billiton PLC ......................             Metals & Mining                  11,370,897              74,731,619
   John Fairfax Holdings Ltd. ............                  Media                        6,320,353              12,804,340
   Qantas Airways Ltd. ...................                Airlines                      18,840,760              39,510,720
   Qantas Airways Ltd., 144A .............                Airlines                       1,346,661               2,824,066
   Woodside Petroleum Ltd. ...............                Oil & Gas                         38,500                 332,670
                                                                                                           ----------------
                                                                                                               135,496,879
                                                                                                           ----------------
   BERMUDA 2.2%
   Ace Ltd. ..............................                Insurance                      3,895,905             125,448,141
   XL Capital Ltd., A ....................                Insurance                      1,707,924             129,375,243
                                                                                                           ----------------
                                                                                                               254,823,384
                                                                                                           ----------------
   BRAZIL .2%
   Banco Itau Holdings Financeira
    SA, ADR ..............................            Commercial Banks                      12,331                 466,975
   Embraer-Empresa Brasileira de
    Aeronautica SA, ADR ..................           Aerospace & Defense                   793,699              16,183,523
   Unibanco Uniao de Bancos
    Brasileiros SA, GDR ..................            Commercial Banks                      15,980                 307,615
                                                                                                           ----------------
                                                                                                                16,958,113
                                                                                                           ----------------
   CANADA 3.1%
   Barrick Gold Corp. ....................             Metals & Mining                   5,175,730             105,443,629
   BCE Inc. .............................. Diversified Telecommunication Services        2,196,751              47,556,812
   Toronto Dominion Bank .................            Commercial Banks                   2,709,300              76,270,169
   Transcanada Corp. .....................              Gas Utilities                    6,921,984             124,702,001
                                                                                                           ----------------
                                                                                                               353,972,611
                                                                                                           ----------------
   CHILE
   Cia de Telecomunicaciones de Chile
    SA, ADR .............................. Diversified Telecommunication Services           22,920                 298,648
                                                                                                           ----------------
   CHINA 1.7%
   China Mobile (Hong Kong) Ltd. .........   Wireless Telecommunication Services        52,101,329             133,938,295
   Guangdong Electric Power
    Development Co Ltd., B ...............           Electric Utilities                    757,704                 443,974
   PetroChina Co. Ltd., H ................                Oil & Gas                    184,502,691              64,463,043
                                                                                                           ----------------
                                                                                                               198,845,312
                                                                                                           ----------------




16 |  Annual Report

Templeton Foreign Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                          INDUSTRY                         SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   DENMARK .8%
   Vestas Wind Systems AS ................          Electrical Equipment                 5,182,951         $    89,276,004
                                                                                                           ----------------
   FINLAND 4.3%
   M-real OY, B ..........................         Paper & Forest Products               2,834,000              25,109,384
   Metso OYJ .............................                Machinery                      5,551,822              57,296,232
   Sampo-Leonia OYJ, 144A ................                Insurance                      5,143,000              39,638,418
   Sampo-Leonia OYJ, A ...................                Insurance                      7,671,280              59,124,519
   Stora Enso OY, R ......................         Paper & Forest Products               2,309,631              30,073,914
   Stora Enso OYJ, R (EUR/FIM
    Traded) ..............................         Paper & Forest Products               7,072,760              92,095,049
   UPM-Kymmene Corp. .....................         Paper & Forest Products              10,399,068             188,382,708
                                                                                                           ----------------
                                                                                                               491,720,224
                                                                                                           ----------------
   FRANCE 3.6%
   Aventis SA ............................             Pharmaceuticals                   4,085,150             198,420,162
   AXA SA, ADR ...........................                Insurance                        150,000               2,667,000
   Galeries Lafayette SA .................            Multiline Retail                     191,469              27,138,596
   Societe BIC SA ........................     Commercial Services & Supplies              818,992              33,718,916
   Suez SA ...............................   Multi-Utilities & Unregulated Power         4,357,870              68,753,326
   Total SA, B ...........................                Oil & Gas                          1,270                 194,788
   Valeo SA ..............................             Auto Components                   2,123,489              80,572,423
                                                                                                           ----------------
                                                                                                               411,465,211
                                                                                                           ----------------
   GERMANY 5.0%
   Adidas-Salomon AG .....................     Textiles Apparel & Luxury Goods             864,290              72,306,466
   BASF AG ...............................                Chemicals                      2,650,316             123,083,744
   Bayer AG, Br. .........................                Chemicals                      2,987,543              64,026,042
   Celesio AG ............................    Health Care Providers & Services             766,711              30,724,670
   Deutsche Post AG ......................         Air Freight & Logistics               3,166,417              50,060,280
   E.ON AG ...............................           Electric Utilities                  2,239,080             115,539,409
   Merck KGAA ............................             Pharmaceuticals                      15,780                 459,455
   SAP AG ................................                Software                         462,460              55,368,470
   Volkswagen AG .........................               Automobiles                       805,537              39,532,628
a  WCM Beteiligungs & Grundbesitz AG .....     Diversified Financial Services            6,978,162              16,701,682
                                                                                                           ----------------
                                                                                                               567,802,846
                                                                                                           ----------------
   HONG KONG 11.6%
   Asia Satellite Telecommunications
    Holdings Ltd. ........................ Diversified Telecommunication Services          210,500                 336,018
   Cheung Kong Holdings Ltd. .............               Real Estate                    42,927,058             332,987,622
   CLP Holdings Ltd. .....................           Electric Utilities                 35,126,499             154,929,778
   CNOOC Ltd. ............................                Oil & Gas                     36,517,705              68,359,350
   CNOOC Ltd., ADR .......................                Oil & Gas                      1,462,591              55,256,688
   Giordano International Ltd. ...........            Specialty Retail                   1,124,000                 468,372
   Hang Lung Group Ltd. ..................               Real Estate                    28,292,783              29,020,657
   Hang Lung Properties Ltd. .............               Real Estate                       339,500                 391,764
   Hong Kong Electric Holdings Ltd. ......           Electric Utilities                 27,682,304             109,318,721
   HSBC Holdings PLC .....................            Commercial Banks                   2,035,120              26,484,858



                                                              Annual Report | 17

Templeton Foreign Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                          INDUSTRY                         SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HONG KONG (CONT.)
   Hung Hing Printing Group Ltd. .........         Paper & Forest Products                 848,000          $      625,180
   Hutchison Whampoa Ltd. ................        Industrial Conglomerates              27,254,724             200,932,979
   Lerado Group Holdings Co. Ltd. ........     Textiles Apparel & Luxury Goods           2,326,000                 411,557
   MTR Corp. Ltd.                                        Road & Rail                    17,526,000              22,021,681
   SCMP Group Ltd. .......................                  Media                       76,329,780              32,296,060
   Shangri-La Asia Ltd. ..................      Hotels Restaurants & Leisure            58,750,670              48,962,972
   Smartone Telecommunications
    Holdings Ltd. ........................   Wireless Telecommunication Services         6,666,203               8,376,184
   Swire Pacific Ltd., A .................     Diversified Financial Services           24,142,522             135,580,845
   Yue Yuen Industrial Holdings Ltd. .....     Textiles Apparel & Luxury Goods          32,249,410              96,342,805
                                                                                                            ---------------
                                                                                                             1,323,104,091
                                                                                                            ---------------

   INDIA 1.4%
   Gail India Ltd., GDR, 144A ............              Gas Utilities                       33,440                 576,171
   Gujarat Ambuja Cements Ltd.,
    GDR, Reg S ...........................         Construction Materials                   77,335                 395,182
   Housing Development Finance
    Corp. Ltd. ...........................       Thrifts & Mortgage Finance              1,639,242              17,256,026
   ICICI Bank Ltd. .......................            Commercial Banks                  11,341,987              44,412,886
b  Satyam Computers Services Ltd. ........               IT Services                    18,489,560              91,399,090
   Satyam Computers Services Ltd.,
    ADR ..................................               IT Services                        30,100                 358,491
   Tata Motors Ltd. ......................               Automobiles                        93,900                 573,765
                                                                                                           ----------------
                                                                                                               154,971,611
                                                                                                           ----------------
   IRISH REPUBLIC
   Allied Irish Banks PLC ................            Commercial Banks                      72,122               1,008,788
                                                                                                           ----------------
   ISRAEL .5%
a  Check Point Software Technologies
    Ltd. .................................                Software                       3,046,758              53,226,862
                                                                                                           ----------------
   ITALY .7%
   Eni SpA ...............................                Oil & Gas                      4,896,000              73,964,362
   Intesabci SpA .........................            Commercial Banks                         --c                       1
                                                                                                           ----------------
                                                                                                                73,964,363
                                                                                                           ----------------
   JAPAN 13.2%
   Acom Co. Ltd. .........................            Consumer Finance                   1,529,240              63,434,364
   Denso Corp. ...........................             Auto Components                  10,538,900             196,904,371
   East Japan Railway Co. ................               Road & Rail                        17,316              73,164,107
   Fanuc Ltd. ............................                Machinery                          9,500                 626,928
   Hitachi Ltd. ..........................   Electronic Equipment & Instruments         25,509,200             139,045,691
   Japan Airport Terminal Co. Ltd. .......      Transportation Infrastructure               91,000                 534,239
   KAO Corp. .............................           Household Products                     39,000                 735,345
   Kurita Water Industries Ltd. ..........                Machinery                         19,600                 228,118
   Makita Corp. ..........................           Household Durables                  3,952,700              35,604,111
   Matsushita Electric Industrial Co.
    Ltd. .................................           Household Durables                     31,000                 395,338



18 |  Annual Report

Templeton Foreign Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                          INDUSTRY                         SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   JAPAN (CONT.)
   Meitec Corp. ..........................     Commercial Services & Supplies               17,000         $       611,930
a  NEC Corp. .............................         Computers & Peripherals              10,328,000              77,008,570
   Nintendo Co. Ltd. .....................                Software                       1,128,200              93,887,744
   Nippon Telegraph & Telephone
    Corp. ................................ Diversified Telecommunication Services           65,268             287,519,301
   Nomura Holdings Inc. ..................             Capital Markets                  10,364,480             150,830,366
   Ono Pharmaceutical Co. Ltd. ...........             Pharmaceuticals                   1,702,000              57,034,796
   Pioneer Corp. .........................           Household Durables                     45,000               1,010,456
   Sompo Japan Insurance Inc. ............                Insurance                      9,883,000              60,900,557
   Sony Corp. ............................           Household Durables                  8,142,600             267,977,237
   Toto Ltd. .............................            Building Products                     48,000                 384,230
                                                                                                           ----------------
                                                                                                             1,507,837,799
                                                                                                           ----------------
   MEXICO 1.8%
   Cemex SA ..............................         Construction Materials                4,086,318              20,296,404
   Cemex SA, ADR .........................         Construction Materials                4,639,631             115,990,775
   Grupo Aeroportuario del Sureste SA
    de CV, ADR ...........................      Transportation Infrastructure               29,060                 432,122
   Grupo Carso SA de CV ..................        Industrial Conglomerates                  63,165                 188,928
   Grupo Continental SA ..................                Beverages                        203,148                 291,106
   Kimberly Clark de Mexico SA de
    CV, A ................................           Household Products                    158,795                 367,014
   Telefonos de Mexico SA de CV (Telmex),
    L, ADR ............................... Diversified Telecommunication Services        2,367,183              71,749,317
   Wal-Mart de Mexico SA de CV, V,
    ADR ..................................        Food & Staples Retailing                  19,494                 533,245
                                                                                                           ----------------
                                                                                                               209,848,911
                                                                                                           ----------------
   NETHERLANDS 5.2%
   Akzo Nobel NV .........................                Chemicals                      2,889,975              94,742,876
   DSM NV, Br. ...........................                Chemicals                        424,491              19,317,712
   Koninklijke Philips Electronics NV ....           Household Durables                  9,328,812             227,374,621
   Rodamco Europe NV .....................     Diversified Financial Services            3,389,350             169,573,553
   Royal Dutch Petroleum Co. .............                Oil & Gas                      1,013,000              45,209,809
   Wolters Kluwer NV .....................                  Media                        2,358,372              36,689,757
                                                                                                           ----------------
                                                                                                               592,908,328
                                                                                                           ----------------
   NEW ZEALAND .4%
   Telecom Corp. of New Zealand Ltd. ..... Diversified Telecommunication Services       13,643,291              39,761,438
                                                                                                           ----------------
   NORWAY 1.1%
   Norsk Hydro ASA .......................                Oil & Gas                      1,591,030              83,625,037
   Norske Skogindustrier ASA, A ..........         Paper & Forest Products               2,174,800              38,876,383
                                                                                                           ----------------
                                                                                                               122,501,420
                                                                                                           ----------------
   PERU
   Credicorp Ltd. ........................            Commercial Banks                      21,700                 215,264
                                                                                                           ----------------




                                                              Annual Report | 19

Templeton Foreign Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                          INDUSTRY                         SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   PHILIPPINES .1%
   Ayala Land Inc. .......................               Real Estate                   105,116,880         $    11,091,102
a  Philippine Long Distance Telephone
    Co. .................................. Diversified Telecommunication Services           30,100                 292,951
                                                                                                           ----------------
                                                                                                                11,384,053
                                                                                                           ----------------
   SINGAPORE .5%
   DBS Group Holdings Ltd. ...............            Commercial Banks                   2,891,000              20,780,763
   Singapore Airlines Ltd. ...............                Airlines                       6,165,985              39,397,018
   United Overseas Bank Ltd. .............            Commercial Banks                      96,000                 695,533
   Want Want Holdings Ltd. ...............              Food Products                      280,000                 252,000
                                                                                                           ----------------
                                                                                                                61,125,314
                                                                                                           ----------------
   SOUTH KOREA 5.0%
   Kookmin Bank ..........................            Commercial Banks                   4,192,950             152,842,947
   KT Corp., ADR ......................... Diversified Telecommunication Services        2,882,184              54,329,169
   POSCO .................................             Metals & Mining                   1,427,230             168,372,561
   Samsung Electro-Mechanics Co. .........   Electronic Equipment & Instruments            475,520              17,111,859
   Samsung Electronics Co. Ltd. ..........Semiconductors & Semiconductor Equipment         469,595             173,370,528
   SK Telecom Co. Ltd. ...................   Wireless Telecommunication Services            50,610               8,633,660
                                                                                                           ----------------
                                                                                                               574,660,724
                                                                                                           ----------------
   SPAIN 2.0%
   Iberdrola SA, Br. .....................           Electric Utilities                  5,754,512              97,800,738
   Repsol YPF SA .........................                Oil & Gas                      8,015,423             135,346,009
a  Telefonica SA, ADR .................... Diversified Telecommunication Services            7,612                 270,211
                                                                                                           ----------------
                                                                                                               233,416,958
                                                                                                           ----------------
   SWEDEN 2.9%
   Holmen Aktiebolag AB, B ...............         Paper & Forest Products               3,653,879             111,654,557
   Nordea AB .............................            Commercial Banks                   7,106,560              36,122,662
   Sandvik AB ............................                Machinery                      4,559,159             122,414,390
   Securitas AB ..........................     Commercial Services & Supplies            4,451,400              54,569,739
                                                                                                           ----------------
                                                                                                               324,761,348
                                                                                                           ----------------
   SWITZERLAND 4.4%
   Nestle SA .............................              Food Products                      642,093             139,829,613
   Novartis AG ...........................             Pharmaceuticals                   2,581,048              94,908,409
   Swiss Reinsurance Co. .................                Insurance                      2,667,785             163,813,866
   UBS AG ................................             Capital Markets                   1,989,299             107,308,943
                                                                                                           ----------------
                                                                                                               505,860,831
                                                                                                           ----------------
   TAIWAN 1.3%
a  ASE Test Ltd. .........................     Commercial Services & Supplies               27,120                 222,926
   Compal Electronics Inc. ...............         Computers & Peripherals              47,472,000              72,268,400
a  Taiwan Semiconductor Manufacturing
    Co. ..................................Semiconductors & Semiconductor Equipment      37,159,992              72,888,327
a  United Microelectronics Corp.,
    ADR ..................................Semiconductors & Semiconductor Equipment          70,403                 349,903
                                                                                                           ----------------
                                                                                                               145,729,556
                                                                                                           ----------------



20 |  Annual Report

Templeton Foreign Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                          INDUSTRY                         SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   THAILAND
a  Bangkok Bank Public Co. Ltd., fgn. ....            Commercial Banks                     126,400         $       258,737
                                                                                                           ----------------
   UNITED KINGDOM 11.2%
   Abbey National PLC ....................            Commercial Banks                   9,562,644              79,712,649
   Amersham PLC ..........................    Health Care Equipment & Supplies           7,107,243              57,333,701
   Amvescap PLC ..........................             Capital Markets                      73,000                 573,010
   BAE Systems PLC .......................           Aerospace & Defense                18,312,255              49,458,527
   BP PLC ................................                Oil & Gas                     19,715,546             133,784,174
   British Land Co. PLC ..................               Real Estate                     6,498,486              51,060,928
   Cadbury Schweppes PLC .................              Food Products                    9,754,671              58,940,610
a  CellTech Group PLC ....................              Biotechnology                    5,154,862              27,213,034
   GlaxoSmithKline PLC ...................             Pharmaceuticals                   5,505,664             105,112,802
   Hanson PLC ............................         Construction Materials                   32,820                 214,142
a  International Power PLC ...............   Multi-Utilities & Unregulated Power        11,957,713              28,371,221
   Kidde PLC .............................          Electrical Equipment                20,257,362              31,080,877
   Lloyds TSB Group PLC ..................            Commercial Banks                  11,460,835              75,232,067
   Marks & Spencer Group PLC .............            Multiline Retail                     453,403               2,183,787
   Pearson PLC ...........................                  Media                        2,666,320              26,063,899
   Reckitt Benckiser PLC .................           Household Products                     50,100                 943,025
   Reed Elsevier PLC .....................                  Media                          100,000                 767,150
   Reuters Group PLC .....................                  Media                       16,144,500              63,203,109
   Rolls-Royce Group PLC .................           Aerospace & Defense                54,481,973             146,285,489
   Shell Transport & Trading Co. PLC .....                Oil & Gas                     22,558,330             141,477,956
a  Shire Pharmaceuticals Group PLC .......             Pharmaceuticals                   7,160,639              54,140,008
   Smiths Group PLC ......................        Industrial Conglomerates               8,906,137              99,174,648
   Tesco PLC .............................        Food & Staples Retailing                 250,954                 857,406
   United Business Media PLC .............                  Media                           21,140                 147,128
   Vodafone Group PLC ....................   Wireless Telecommunication Services           382,566                 700,432
   WPP Group PLC .........................                  Media                        5,231,170              47,702,022
                                                                                                           ----------------
                                                                                                             1,281,733,801
                                                                                                           ----------------
  TOTAL COMMON STOCKS
    (COST $9,130,589,903) ................                                                                   9,742,339,413
                                                                                                           ----------------
   PREFERRED STOCKS 2.6%
   BRAZIL .4%
   Aracruz Celulose SA, ADR, pfd. ........         Paper & Forest Products                  33,415                 913,232
   Banco Bradesco SA, ADR, pfd. ..........            Commercial Banks                      15,813                 339,505
   Cia Vale do Rio Doce, A, ADR, pfd. ....             Metals & Mining                   1,128,801              38,525,978
   Companhia Brasileira de Distribuicao
    Pao de Acucar ........................        Food & Staples Retailing                  19,529                 383,940
   Tele Norte Leste Participacoes SA,
    ADR, pfd. ............................ Diversified Telecommunication Services           20,012                 260,356
   Telemig Celular Participacoes SA,
    ADR, pfd. ............................   Wireless Telecommunication Services            10,710                 239,797
                                                                                                           ----------------
                                                                                                                40,662,808
                                                                                                           ----------------
   GERMANY 1.7%
   Volkswagen AG, pfd. ...................               Automobiles                     6,030,016             199,934,657
                                                                                                           ----------------



                                                              Annual Report | 21

Templeton Foreign Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                          INDUSTRY                         SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------------
   PREFERRED STOCKS (CONT.)
   SOUTH KOREA .5%
   Samsung Electronics Co. Ltd., pfd. ....Semiconductors & Semiconductor Equipment         310,500         $    56,131,127
                                                                                                           ----------------
  TOTAL PREFERRED STOCKS
    (COST $265,501,759) ..................                                                                     296,728,592
                                                                                                           ----------------


                                                                                -------------------------------------------
                                                                                      PRINCIPAL AMOUNT D          VALUE
                                                                                -------------------------------------------
   BONDS & NOTES 1.3%
   ARGENTINA
   Inversiones Y Representacion SA,
    cvt., 8.00%, 11/14/07 ................                                           $   1,335,565         $     2,537,574
                                                                                                           ----------------
   AUSTRALIA .2%
   New South Wales Treasury Corp.,
    8.00%, 3/01/08 .......................                                              34,330,000 AUD          24,502,354
                                                                                                           ----------------
   CANADA .1%
   Government of Canada, 6.00%,
    6/01/11 ..............................                                              16,060,000 CAD          12,557,110
                                                                                                           ----------------
   NEW ZEALAND .3%
   Government of New Zealand,
     7.00%, 7/15/09 ......................                                              31,710,000 NZD          19,409,748
     8.00%, 11/15/06 .....................                                              31,330,000 NZD          19,374,228
                                                                                                           ----------------
                                                                                                                38,783,976
   SOUTH KOREA .1%
   Korea Telecom Corp., cvt., 144A, .25%,
    1/04/07 ..............................                                               9,500,000               9,606,875
                                                                                                           ----------------
   SPAIN .5%
   Government of Spain,
     4.50%, 7/30/04 ......................                                              23,575,000 EUR          26,406,443
     5.00%, 7/30/12 ......................                                              25,160,000 EUR          29,427,502
                                                                                                           ----------------
                                                                                                                55,833,945
   SWEDEN .1%
   Kingdom of Sweden, 5.50%,
    10/08/12 .............................                                              97,360,000 SEK          12,394,838
                                                                                                           ----------------
  TOTAL BONDS & NOTES
    (COST $132,223,857) ..................                                                                     156,216,672
                                                                                                           ----------------
   SHORT TERM INVESTMENTS 10.0%
   BELGIUM .7%
   Belgium Treasury Bill,
    2.11%, 5/13/04 .......................                                              80,000,000 EUR          86,456,265
                                                                                                           ----------------
   FRANCE .6%
   French Treasury Bill,
    2.10%, 3/04/04 .......................                                              60,000,000 EUR          65,127,499
                                                                                                           ----------------
   GERMANY .5%
   German Treasury Bill,
    2.17%, 10/15/03 ......................                                              50,000,000 EUR          54,739,468
                                                                                                           ----------------



22 |  Annual Report

Templeton Foreign Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL AMOUNT D        VALUE
---------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   UNITED KINGDOM .5%
   Bank Of England,
    Strip, 10/16/03, .....................                                              50,000,000 EUR     $    54,736,175
                                                                                                           ----------------
   UNITED STATES 7.7%
   U.S. Treasury Bills, 0.772% to 1.023%,
    with maturities to 11/28/03 ..........                                             880,188,000             878,762,911
                                                                                                           ----------------
  TOTAL SHORT TERM INVESTMENTS
    (COST $1,153,035,620) ................                                                                   1,139,822,318
                                                                                                           ----------------
  TOTAL INVESTMENTS
    (COST $10,681,351,139) 99.3% .........                                                                  11,335,106,995
  OTHER ASSETS, LESS LIABILITIES .7% .....                                                                      77,081,399
                                                                                                           ----------------
  NET ASSETS 100.0% ......................                                                                 $11,412,188,394
                                                                                                           ----------------


CURRENCY ABBREVIATIONS | AUD - Australian Dollar | CAD - Canadian Dollar |
                         EUR - Euro | FIM - Finnish Markka |
                         NZD - New Zealand Dollar | SEK - Swedish Krona


a Non-income producing.
b See Note 6 regarding Holding of 5% Voting Securities c Represents 0.25 of a share.
d The principal amount is stated in U.S. dollars unless otherwise indicated.



                         Annual Report | See notes to financial statements. | 23

Templeton Foreign Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
August 31, 2003



Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ...............................  $10,585,917,866
  Cost - Non-controlled affiliated issuers ..................       95,433,273
                                                               ----------------
  Value - Unaffiliated issuers ..............................   11,243,707,905
  Value - Non-controlled affiliated issuers .................       91,399,090
 Cash .......................................................           10,349
 Foreign currency, at value (cost $42,429,920) ..............       42,604,477
 Receivables:
  Investment securities sold ................................       51,269,181
  Capital shares sold .......................................       53,798,663
  Dividends and interest ....................................       23,599,882
                                                               ----------------
      Total assets ..........................................   11,506,389,547
                                                               ----------------
Liabilities:
 Payables:
  Investment securities purchased ...........................       36,834,780
  Capital shares redeemed ...................................       37,304,263
  Affiliates ................................................       13,002,698
 Deferred tax liability (Note 1g) ...........................        5,021,352
 Other Liabilities ..........................................        2,038,060
                                                               ----------------
      Total liabilities .....................................       94,201,153
                                                               ----------------
        Net assets, at value ................................  $11,412,188,394
                                                               ----------------
Net assets consist of:
 Undistributed net investment income ........................  $   188,311,733
 Net unrealized appreciation (depreciation) .................      648,730,156
 Accumulated net realized gain (loss) .......................     (779,968,280)
 Capital shares .............................................   11,355,114,785
                                                               ----------------
        Net assets, at value ................................  $11,412,188,394
                                                               ----------------




24 |  Annual Report



Templeton Foreign Fund

FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF ASSETS AND LIABILITIES
August 31, 2003


CLASS A:
 Net asset value per share ($9,896,279,460 / 1,030,323,433 shares outstanding) ...............................          $9.60
                                                                                                                 -------------
 Maximum offering price per share ($9.60 / 94.25%) ...........................................................         $10.19
                                                                                                                 -------------
CLASS B:
 Net asset value and maximum offering price per share ($138,026,128 / 14,592,173 shares outstanding)a ........          $9.46
                                                                                                                 -------------
CLASS C:
 Net asset value per share ($900,810,875 / 95,122,843 shares outstanding)a ...................................          $9.47
                                                                                                                 -------------
 Maximum offering price per share ($9.47 / 99.00%) ...........................................................          $9.57
                                                                                                                 -------------
CLASS R:
 Net asset value and maximum offering price per share ($ 55,346,623 / 5,787,070 shares outstanding)a .........          $9.56
                                                                                                                 -------------
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($421,725,308 / 43,952,062 shares outstanding) .........          $9.59
                                                                                                                 -------------



a Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.




                         Annual Report | See notes to financial statements. | 25

Templeton Foreign Fund

FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF OPERATIONS
for the year ended August 31, 2003


Investment Income:
 (net of foreign taxes of $29,120,115)
 Dividends:
  Unaffiliated issuers .........................................................   $  257,583,036
  Non-controlled affiliated issuers ............................................          807,919
 Interest:
  Unaffiliated issuers .........................................................       30,777,364
                                                                                   ---------------
      Total investment income ..................................................      289,168,319
                                                                                   ---------------
Expenses:
 Management fees (Note 3) ......................................................       58,674,643
 Administrative fees (Note 3) ..................................................        7,546,160
 Distribution fees (Note 3)
  Class A ......................................................................       20,917,574
  Class B ......................................................................        1,023,418
  Class C ......................................................................        7,722,493
  Class R ......................................................................          140,515
 Transfer agent fees (Note 3) ..................................................       22,403,200
 Custodian fees ................................................................        3,120,500
 Reports to shareholders .......................................................          643,000
 Registration and filing fees ..................................................          363,500
 Professional fees .............................................................          257,700
 Directors' fees and expenses ..................................................          158,800
 Other .........................................................................          240,600
                                                                                   ---------------
      Total expenses ...........................................................      123,212,103
                                                                                   ---------------
        Net investment income ..................................................      165,956,216
                                                                                   ---------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..................................................................     (282,712,489)
  Foreign currency transactions ................................................        2,720,526
                                                                                   ---------------
      Net realized gain (loss) .................................................     (279,991,963)
 Net unrealized appreciation (depreciation) on:
  Investments ..................................................................    1,250,883,762
  Translation of assets and liabilities denominated in foreign currencies ......         (242,608)
  Deferred taxes (Note 1g) .....................................................       (5,021,352)
                                                                                   ---------------
      Net unrealized appreciation (depreciation) ...............................    1,245,619,802
                                                                                   ---------------
Net realized and unrealized gain (loss) ........................................      965,627,839
                                                                                   ---------------
Net increase (decrease) in net assets resulting from operations                    $1,131,584,055
                                                                                   ---------------




26 | See notes to financial statements. | Annual Report

Templeton Foreign Fund

FINANCIAL STATEMENTS (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
for the years ended August 31, 2003 and 2002

                                                                                         -----------------------------------
                                                                                                2003               2002
                                                                                         -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................................................  $   165,956,216     $  154,101,909
  Net realized gain (loss) from investments and foreign currency transactions ........     (279,991,963)      (312,319,760)
  Net unrealized appreciation (depreciation) on investments, deferred taxes, and translation
    of assets and liabilities denominated in foreign currencies ......................    1,245,619,802       (518,824,331)
                                                                                        ------------------------------------
      Net increase (decrease) in net assets resulting from operations ................    1,131,584,055       (677,042,182)
Distributions to shareholders from:
 Net investment income:
  Class A ............................................................................     (133,578,786)      (235,819,413)
  Class B ............................................................................         (899,326)        (1,306,252)
  Class C ............................................................................       (6,554,060)       (16,440,739)
  Class R ............................................................................         (287,825)                --
  Advisor Class ......................................................................       (5,646,522)        (2,915,336)
                                                                                        ------------------------------------
 Total distributions to shareholders .................................................     (146,966,519)      (256,481,740)
Capital share transactions (Note 2):
  Class A ............................................................................      716,963,192        (24,259,182)
  Class B ............................................................................       38,303,749         30,333,334
  Class C ............................................................................       33,901,022        (26,453,311)
  Class R ............................................................................       43,058,351          6,109,358
  Advisor Class ......................................................................       85,438,208        225,379,426
                                                                                        ------------------------------------
Total capital share transactions .....................................................      917,664,522        211,109,625
 Redemption Fees .....................................................................          144,269                  --
       Net increase (decrease) in net assets .........................................    1,902,426,327       (722,414,297)
Net assets:
 Beginning of year ...................................................................    9,509,762,067     10,232,176,364
                                                                                        ------------------------------------
 End of year .........................................................................  $11,412,188,394    $ 9,509,762,067
                                                                                        ------------------------------------
Undistributed net investment income included in net assets:
 End of year .........................................................................  $   188,311,733    $   119,256,489
                                                                                        ------------------------------------




                         Annual Report | See notes to financial statements. | 27

Templeton Foreign Fund

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Foreign Fund (the Fund) is a separate, diversified series of Templeton Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest primarily in the equity securities of companies outside the United States, including emerging markets. The following summarizes the Fund's significant accounting policies.

On May 8, 2003, the Board of Directors for the Templeton Foreign Fund approved a proposal to merge Victory International Fund into the Templeton Foreign Fund subject to approval by the shareholders of Victory International Fund.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.





28 |  Annual Report

Templeton Foreign Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting year. Actual results could differ from those estimates.

G. DEFERRED TAXES

Deferred taxes are recorded for estimated tax liabilities inherent in certain of the Fund's foreign portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.

H. REDEMPTION FEES

The Fund charges a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as additional paid in capital.






                                                              Annual Report | 29

Templeton Foreign Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

I. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. CAPITAL STOCK

The Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At August 31, 2003, there were 3.7 billion shares of capital stock authorized ($1.00 par value) of which 2.6 billion shares have been classified as Fund shares as follows: 2 billion Class A shares, 100 million Class B shares, 300 million Class C shares, 100 million Class R, and 100 million Advisor Class shares. Transactions in the Fund's shares were as follows:

                                 ---------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                 ---------------------------------------------------------------------
                                              2003                                  2002
                                     SHARES          AMOUNT               SHARES           AMOUNT
                                 ---------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ..................   712,065,887   $ 6,008,114,110        471,491,186    $ 4,374,949,331
 Shares issued on reinvestment of
 distributions ................    13,857,358       114,573,372         23,497,068        202,990,579
 Shares issued on merger
 (Note 7) .....................     2,623,697        21,908,151                 --                 --
 Shares redeemed ..............  (642,302,526)   (5,427,632,441)      (496,607,817)    (4,602,199,092)
                                 ---------------------------------------------------------------------
 Net increase (decrease) ......    86,244,416   $   716,963,192         (1,619,563)   $   (24,259,182)
                                 ---------------------------------------------------------------------
CLASS B SHARES:
 Shares sold ..................     5,913,956   $    49,394,071          4,315,959    $    39,672,214
 Shares issued on reinvestment of
 distributions ................        94,760           773,164            130,127          1,107,955
 Shares redeemed ..............    (1,438,060)      (11,863,486)        (1,155,195)       (10,446,835)
                                 ---------------------------------------------------------------------
 Net increase (decrease) ......     4,570,656   $    38,303,749          3,290,891    $    30,333,334
                                 ---------------------------------------------------------------------
CLASS C SHARES:
 Shares sold ..................    18,171,471   $   152,299,454         15,992,952    $   147,225,872
 Shares issued on reinvestment of
 distributions ................       654,069         5,342,064          1,556,953         13,236,017
 Shares issued on merger
 (Note 7) .....................       682,700         5,639,118                 --                 --
 Shares redeemed ..............   (15,631,904)     (129,379,614)       (20,499,209)      (186,915,200)
                                 ---------------------------------------------------------------------
 Net increase (decrease) ......     3,876,336   $    33,901,022         (2,949,304)   $   (26,453,311)
                                 ---------------------------------------------------------------------




30 |  Annual Report

Templeton Foreign Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



2. CAPITAL STOCK (CONTINUED)

                                   -------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                   -------------------------------------------------------------------
                                              2003                                  2002
                                     SHARES          AMOUNT               SHARES           AMOUNT
                                   -------------------------------------------------------------------
CLASS R SHARES:*
 Shares sold ...................    6,978,027   $    58,937,552            856,102     $    8,088,815
 Shares issued on reinvestment of
 distributions .................       34,870           287,279                 --                 --
 Shares redeemed ...............   (1,866,193)      (16,166,480)          (215,736)        (1,979,457)
                                   -------------------------------------------------------------------
 Net increase (decrease) .......    5,146,704   $    43,058,351            640,366     $    6,109,358
                                   -------------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold ...................   28,200,998   $   237,039,300         29,965,837     $  287,607,007
 Shares issued on reinvestment of
 distributions .................      319,212         2,633,633            295,000          2,546,900
 Shares issued on
 merger (Note 7) ...............       42,450           354,039          3,103,590         29,797,563
 Shares redeemed ...............  (18,410,771)     (154,588,764)       (10,174,873)       (94,572,044)
                                   -------------------------------------------------------------------
 Net increase (decrease) .......   10,151,889   $    85,438,208         23,189,554     $  225,379,426
                                   -------------------------------------------------------------------

*Effective date of Class R shares was January 2, 2002.

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

---------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------
        0.75%           First $200 million
        0.675%          Over $200 million, up to and including $1.3 billion
        0.60%           Over $1.3 billion

The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

---------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------
        0.15%           First $200 million
        0.135%          Over $200 million, up to and including $700 million
        0.10%           Over $700 million, up to and including $1.2 billion
        0.075%          Over $1.2 billion




                                                              Annual Report | 31

Templeton Foreign Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00%, 1.00%, and 0.50% per year of the average daily net assets of Class A, Class B, Class C, and Class R shares, respectively. Under the Class A distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At August 31, 2003, Distributors advised the Fund that unreimbursed costs were $39,757,812. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the year of $730,657 and $292,194, respectively.


4. INCOME TAXES

At August 31, 2003, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments .....................................   $10,745,058,649
                                                            ---------------
Unrealized appreciation .................................     1,403,769,472
Unrealized depreciation .................................      (813,721,126)
                                                            ---------------
Net unrealized appreciation (depreciation) ..............   $   590,048,346
                                                            ---------------
Distributable earnings--ordinary income .................   $   200,493,087
                                                            ---------------


The tax character of distributions paid during the years ended August 31, 2003 and 2002, was as follows:

                                           ------------------------------
                                               2003            2002
                                           ------------------------------
Distributions paid from:
 Ordinary income .........................  $146,966,519    $256,481,740
                                           ------------------------------


Net investment income (loss) and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, foreign currency transactions, losses realized subsequent to October 31 on the sale of securities, and bond discounts and premiums.




32 |  Annual Report

Templeton Foreign Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



4. INCOME TAXES (CONTINUED)

At August 31, 2003, the Fund had tax basis capital losses including $18,417, 772 from the merged Fiduciary International Equity Fund, $10,177,657 from the merged Templeton Latin America Fund, Inc., and $15,842,775 from the merged Templeton Pacific Growth Fund which may be carried over to offset future capital gains, subject to certain limitations. Such losses expire as follows:

Capital loss carryovers expiring in:
 2005 ...................................................   $  8,588,827
 2006 ...................................................      2,289,749
 2007 ...................................................      4,651,723
 2008 ...................................................     24,054,548
 2009 ...................................................      4,573,249
 2010 ...................................................    268,539,818
 2011 ...................................................    153,281,843
                                                            ------------
                                                            $465,979,757
                                                            ------------


At August 31, 2003, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $262,462,370. For tax purposes, such losses will be reflected in the year ending August 31, 2004.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 2003 aggregated $3,787,008,535 and $2,820,165,777, respectively.

6. AFFILIATES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Templeton Foreign Fund at August 31, 2003 were as shown below.

-------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT   REALIZED
                          NUMBER OF                       NUMBER OF              INCOME  GAINS (LOSSES)
                         SHARES HELD  GROSS      GROSS   SHARES HELD    VALUE    9/1/02-     9/1/02-
  NAME OF ISSUER          31-AUG-02 ADDITIONS REDUCTIONS  31-AUG-03   31-AUG-03  8/31/03     8/31/03
-------------------------------------------------------------------------------------------------------
NON CONTROLLED AFFILIATES
Satyam Computers
Services LTD ..........   8,482,080 10,007,480       --  18,489,560 $91,399,090  807,919        --
                                                                    -----------------------------------
TOTAL
NON CONTROLLED
AFFILIATES ............                                             $91,399,090 $807,919       $--
                                                                    -----------------------------------




                                                              Annual Report | 33

Templeton Foreign Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



7. MERGERS

On May 9, 2003, the Fund acquired the net assets of each of Templeton Latin America Fund, Inc. ("TLAF") and Templeton Pacific Growth Fund ("TPGF") pursuant to plans of reorganization approved by the shareholders of each of TLAF, TPFG and the Fund. The merger with TLAF was accomplished by a tax-free exchange of 936,737 Class A shares, 257,757 Class C shares, 11,510 Advisor shares of the Fund (valued at $8.35 per share, $8.26 per share, and $8.34 per share respectively) for $10,046,833 in net assets of TLAF , including $76,620 of unrealized appreciation. The merger with TPGF was accomplished by a tax-free exchange of 1,686,960 Class A shares, 424,943 Class C shares, 30,940 Advisor shares of the Fund (valued at $8.35 per share, $8.26 per share, and $8.34 per share respectively) for $17,854,475 in net assets of TPFG , including $4,061,534 of unrealized depreciation. The combined net assets of the Fund immediately after the mergers were $9,754,307,218.

On March 27, 2002, the Fund acquired the net assets of Fiduciary International Equity Fund ("FTI"), an affiliate of the Fund, pursuant to a plan of reorganization approved by the Fiduciary International Equity Fund's shareholder. The merger was accomplished by a tax-free exchange of 3,103,590 Advisor shares of the Fund (valued at $9.60 per share) for the net assets of the Fiduciary Internationl Equity Fund which aggregated $29,797,563, including $517,697 of unrealized appreciation. The combined net assets of the Fund immediately after the mergers were $10,155,045,318.



34 |  Annual Report

Templeton Foreign Fund

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF TEMPLETON FOREIGN FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Foreign Fund series of Templeton Funds, Inc. (the "Fund") at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 3, 2003





                                                              Annual Report | 35

Templeton Foreign Fund

TAX DESIGNATION (UNAUDITED)


Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund hereby designates up to a maximum of $178,523,460 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At August 31, 2003, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on October 23, 2003, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a breakdown by country of foreign taxes paid and foreign source income, as designated by the Fund, to Class A, Class B, Class C, Class R and Advisor Class shareholders.


--------------------------------------------------------------------------------------------------------------------
                             CLASS A                          CLASS B                         CLASS C
                   FOREIGN TAX    FOREIGN SOURCE     FOREIGN TAX   FOREIGN SOURCE    FOREIGN TAX    FOREIGN SOURCE
  COUNTRY        PAID PER SHARE  INCOME PER SHARE  PAID PER SHARE INCOME PER SHARE  PAID PER SHARE INCOME PER SHARE
--------------------------------------------------------------------------------------------------------------------
Australia ......       0.0000          0.0018           0.0000         0.0014          0.0000           0.0013
Belgium ........       0.0000          0.0003           0.0000         0.0002          0.0000           0.0002
Bermuda ........       0.0000          0.0030           0.0000         0.0023          0.0000           0.0021
Brazil .........       0.0008          0.0041           0.0008         0.0032          0.0008           0.0029
Canada .........       0.0011          0.0055           0.0011         0.0042          0.0011           0.0039
China ..........       0.0000          0.0071           0.0000         0.0055          0.0000           0.0050
Finland ........       0.0028          0.0129           0.0028         0.0099          0.0028           0.0091
France .........       0.0015          0.0082           0.0015         0.0063          0.0015           0.0057
Germany ........       0.0029          0.0171           0.0029         0.0131          0.0029           0.0121
Hong Kong ......       0.0000          0.0249           0.0000         0.0191          0.0000           0.0175
India ..........       0.0000          0.0018           0.0000         0.0014          0.0000           0.0013
Italy ..........       0.0005          0.0022           0.0005         0.0017          0.0005           0.0015
Japan ..........       0.0007          0.0041           0.0007         0.0032          0.0007           0.0029
Mexico .........       0.0000          0.0044           0.0000         0.0034          0.0000           0.0031
Netherlands ....       0.0028          0.0126           0.0028         0.0096          0.0028           0.0089
New Zealand ....       0.0002          0.0022           0.0002         0.0017          0.0002           0.0016
Norway .........       0.0005          0.0024           0.0005         0.0018          0.0005           0.0017
Philippines ....       0.0000          0.0001           0.0000         0.0001          0.0000           0.0000
Singapore ......       0.0001          0.0005           0.0001         0.0004          0.0001           0.0003
South Korea ....       0.0016          0.0064           0.0016         0.0049          0.0016           0.0045
Spain ..........       0.0011          0.0066           0.0011         0.0050          0.0011           0.0046
Sweden .........       0.0015          0.0081           0.0015         0.0062          0.0015           0.0057
Switzerland ....       0.0014          0.0062           0.0014         0.0048          0.0014           0.0044
Taiwan .........       0.0003          0.0007           0.0003         0.0006          0.0003           0.0005
United Kingdom .       0.0042          0.0268           0.0042         0.0206          0.0042           0.0189
                    -----------------------------------------------------------------------------------------------
TOTAL ..........      $0.0240         $0.1700          $0.0240        $0.1306         $0.0240           $0.1197
                    -----------------------------------------------------------------------------------------------



36 |  Annual Report

Templeton Foreign Fund

TAX DESIGNATION (UNAUDITED) (CONTINUED)


-----------------------------------------------------------------------------------
                           CLASS R                       ADVISOR CLASS
                   FOREIGN TAX   FOREIGN SOURCE     FOREIGN TAX    FOREIGN SOURCE
  COUNTRY        PAID PER SHARE INCOME PER SHARE  PAID PER SHARE  INCOME PER SHARE
-----------------------------------------------------------------------------------
Australia              0.0000        0.0018           0.0000           0.0020
Belgium                0.0000        0.0003           0.0000           0.0003
Bermuda                0.0000        0.0030           0.0000           0.0033
Brazil                 0.0008        0.0041           0.0008           0.0045
Canada                 0.0011        0.0055           0.0011           0.0061
China                  0.0000        0.0070           0.0000           0.0078
Finland                0.0028        0.0127           0.0028           0.0141
France                 0.0015        0.0081           0.0015           0.0090
Germany                0.0029        0.0170           0.0029           0.0188
Hong Kong              0.0000        0.0246           0.0000           0.0273
India                  0.0000        0.0018           0.0000           0.0020
Italy                  0.0005        0.0022           0.0005           0.0024
Japan                  0.0007        0.0041           0.0007           0.0045
Mexico                 0.0000        0.0044           0.0000           0.0048
Netherlands            0.0028        0.0125           0.0028           0.0138
New Zealand            0.0002        0.0022           0.0002           0.0025
Norway                 0.0005        0.0023           0.0005           0.0026
Philippines            0.0000        0.0001           0.0000           0.0001
Singapore              0.0001        0.0005           0.0001           0.0005
South Korea            0.0016        0.0064           0.0016           0.0070
Spain                  0.0011        0.0065           0.0011           0.0072
Sweden                 0.0015        0.0080           0.0015           0.0089
Switzerland            0.0014        0.0061           0.0014           0.0068
Taiwan                 0.0003        0.0007           0.0003           0.0008
United Kingdom         0.0042        0.0266           0.0042           0.0295
                    ---------------------------------------------------------------
TOTAL                 $0.0240       $0.1685          $0.0240          $0.1886
                    ---------------------------------------------------------------

In January 2004, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2003 individual income tax returns.



                                                              Annual Report | 37

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS
------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)         Director       Since 1992       142                        Director, Bar-S Foods (meat
 500 East Broward Blvd.                                                                   packing company).
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
 Chairman of the Board, General Host Corporation (nursery and craft centers)
 (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (71)      Director       Since 1992       143                       None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
 ANDREW H. HINES, JR. (80)     Director       Since 1991       28                        None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Consultant, Triangle Consulting Group; and FORMERLY, Executive-in-Residence, Eckerd College (1991-2002); Chairman and Director,
 Precise Power Corporation (1990-1997); Director, Checkers Drive-In Restaurants, Inc. (1994-1997); and Chairman of the Board and
 Chief Executive Officer, Florida Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
 BETTY P. KRAHMER (74)         Director       Since 1990       21                        None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various civic associations; and FORMERLY, Economic Analyst, U.S. government.
------------------------------------------------------------------------------------------------------------------------------------




38 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (75)        Director       Since 1993       142                        Director, White Mountains Insurance
 500 East Broward Blvd.                                                                   Group, Ltd. (holding company);
 Suite 2100                                                                               Martek Biosciences Corporation;
 Fort Lauderdale, FL 33394-3091                                                           MedImmune, Inc. (biotechnology);
                                                                                          Overstock.com (Internet services);
                                                                                          and Spacehab, Inc. (aerospace
                                                                                          services); and FORMERLY, Director,
                                                                                          MCI Communication Corporation
                                                                                          (subsequently known as MCI
                                                                                          WorldCom, Inc. and WorldCom, Inc.)
                                                                                          (communications services) (1988-2002).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National
 Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------
 FRED R. MILLSAPS (74)         Director       Since 1990       28                        None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and Light
 (1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
------------------------------------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS


------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **NICHOLAS F. BRADY (73)      Director       Since 1993       21                         Director, Amerada Hess Corporation
 500 East Broward Blvd.                                                                   (exploration and refining of oil
 Suite 2100                                                                               and gas); and C2, Inc. (operating
 Fort Lauderdale, FL 33394-3091                                                           and investment business); and
                                                                                          FORMERLY, Director, H.J. Heinz
                                                                                          Company (processed foods and allied
                                                                                          products) (1987-1988; 1993-2003).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas Investments, Ltd., Darby Emerging Markets
 Investments LDC and Darby Technology Ventures Group, LLC (investment firms) (1994-present); Director, Templeton Capital
 Advisors Ltd. and Franklin Templeton Investment Fund; and FORMERLY, Secretary of the United States Department of the
 Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S.
 Senator, New Jersey (April 1982-December 1982).
 -----------------------------------------------------------------------------------------------------------------------------------



                                                              Annual Report | 39




------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (70)     Director,      Vice President   142                        None
 One Franklin Parkway          Chairman of    since 1992 and
 San Mateo, CA 94403-1906      the Board and  Chairman of the
                               Vice President Board and
                                              Director since
                                              1995

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
 President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in
 Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (63) Director and   Director since   125                        None
 One Franklin Parkway          Vice President 1992 and Vice
 San Mateo, CA 94403-1906                     President since
                                              1996

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
 Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin
 Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (58)          Vice President Since 1996       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
 Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
 and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JEFFERY A. EVERETT (39)       President and  President since  Not Applicable             None
 PO Box N-7759                 Chief          2001 and Chief
 Lyford Cay, Nassau, Bahamas   Executive      Executive Officer -
                               Officer -      Investment
                               Investment     Management
                               Management     since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin
 Templeton Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
------------------------------------------------------------------------------------------------------------------------------------



40 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)       Vice President Since 1990       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC;
 Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and
 Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive
 Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief
 Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (56)         Senior Vice    Since 2002       Not Applicable             None
 500 East Broward Blvd.        President and
 Suite 2100                    Chief
 Fort Lauderdale, FL           Executive
 33394-3091                    Officer -
                               Finance and
                               Administration

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)            Vice President Since 2000       Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin
 Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President,
 Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust
 (until 2000).
------------------------------------------------------------------------------------------------------------------------------------

 BARBARA J. GREEN (55)         Vice President Vice President   Not Applicable            None
 One Franklin Parkway          and Secretary  since 2000 and
 San Mateo, CA 94403-1906                     Secretary since
                                              1996

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide,
 Inc.; Secretary, Franklin Mutual Advisers, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management,
 Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S.
 Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
 (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------



                                                              Annual Report | 41


------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 JOHN R. KAY (63)              Vice President Since 1994       Not Applicable            None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice
 President, Franklin Templeton Services, LLC; and officer of one of the other subsidiaries of Franklin Resources, Inc.
 and of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller,
 Keystone Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)        Vice President Since 2002       Not Applicable            Director, FTI Banque, Arch Chemicals,
 600 Fifth Avenue              - AML                                                     Inc. and Lingnan Foundation
 Rockefeller Center            Compliance
 New York, NY 10048-0772

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------
 BRUCE S. ROSENBERG (41)       Treasurer      Treasurer since  Not Applicable            None
 500 East Broward Blvd.        and Chief      2000 and Chief
 Suite 2100                    Financial      Financial Officer
 Fort Lauderdale, FL           Officer        since 2002
 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources,
 Inc. and of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------



42 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)        Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia)
 Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's adviser and distributor. Nicholas F. Brady is considered an interested person of the Fund under the federal securities laws due to his business affiliations with Resources and Templeton Global Advisors Limited. On August 4, 2003, Resources announced that it had signed a definitive agreement under which it will acquire all of Darby Overseas Investments, Ltd. (Darby Investments) and the remaining portion not currently owned by Resources of Darby Overseas Partners, L.P. (Darby Partners). Mr. Brady will continue as Chairman of Darby Investments, which is the corporate general partner of Darby Partners. In addition, Darby Partners and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. (DEMF). Mr. Brady will also continue to serve as Chairman of the corporate general partner of DEMF, and Darby Partners and Darby Investments own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Partners is a significant investor and for which Darby Partners has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby--BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Partners is a significant investor, and the general partner of which Darby Partners controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRED R. MILLSAPS AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. MILLSAPS QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. MILLSAPS, WHO IS CURRENTLY A DIRECTOR OF VARIOUS BUSINESS AND NONPROFIT ORGANIZATIONS, HAS SERVED AS A MEMBER AND CHAIRMAN OF THE FUND AUDIT COMMITTEE SINCE 1991 AND WAS FORMERLY CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF LANDMARK BANKING CORPORATION AND FINANCIAL VICE PRESIDENT OF FLORIDA POWER AND LIGHT. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. MILLSAPS HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. MILLSAPS IS AN INDEPENDENT DIRECTOR AS THAT TERM IS DEFINED UNDER THE APPLICABLE SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.




                                                              Annual Report | 43


Templeton Foreign Fund

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention:
Proxy Group.





44 |  Annual Report



      [LOGO OMITTED]
FRANKLIN[R] TEMPLETON[R]    One Franklin Parkway
       INVESTMENTS          San Mateo, CA 94403-1906




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


ANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON FOREIGN FUND


AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Foreign Fund prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



104 A2003 10/03











ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRED R. MILLSAPS AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A



ITEM 9. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS, INC.

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date   October 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date    October 31, 2003


By /s/BRUCE S. ROSENBERG
Chief Financial Officer
Date    October 31, 2003